As filed with the Securities and Exchange Commission on August 15, 2006

Registration No. 33-52272

811-7170

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 50	☒ ☒

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(i)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

          This post-effective amendment contains the prospectus relating to Class N shares of TCW LifePlan Conservative Fund, TCW LifePlan Moderate Fund, TCW LifePlan Aggressive Fund, and TCW LifePlan Global Balanced Aggressive Fund (collectively, the (“LifePlan Funds”), which are four new series of the registrant established by the Directors of the registrant. Additionally, this post-effective amendment contains one combined statement of additional information (applicable to Class N Shares of the LifePlan Funds and Class I, Class N, and Class K Shares of other series of the registrant). The registrant currently has twenty-one other series of shares and up to three classes of such series, each registered under the Securities Act of 1933, which are offered through other prospectuses not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses.

TCW Funds, Inc.

This prospectus tells you about the Class N shares of four lifestyle asset allocation funds, known as the LifePlan Funds (collectively the “Funds”), offered by TCW Funds, Inc. (“TCW”), each of which invests primarily in other TCW funds (“Underlying Funds”). Each of the Funds has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

LIFEPLAN FUNDS

TCW LifePlan Conservative Fund

TCW LifePlan Moderate Fund

TCW LifePlan Aggressive Fund

TCW LifePlan Global Balanced Aggressive Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[                    , 2006]

i

ii

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies

LifePlan Conservative	Current income and secondarily, long-term capital appreciation.	Invests in fixed income funds, equity funds of large cap growth and value companies and money market funds

LifePlan Moderate	Long-term capital appreciation and secondarily, current income.	Invests in U.S. equity funds of growth, value, large cap and mid cap companies and fixed income funds

LifePlan Aggressive	Long-term capital appreciation.	Invests in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds, including high yield funds, commonly known as “junk bonds”

LifePlan Global Balanced Aggressive	Long-term capital appreciation.	Invests in U.S. equity funds, fixed income funds and international funds, including emerging markets

Overall Investment Approach

The LifePlan Funds are intended for investors who prefer to have their asset allocation and fund selection decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of affiliated underlying mutual funds (“Underlying Funds”) for which TCW Investment Management Company (the “Advisor”) acts as investment manager. Each Fund may also invest in exchange-traded funds (“ETFs”) within certain limits if the Advisor determines such investment to be desirable. The Advisor is also the investment manager for each of the LifePlan Funds. The LifePlan Funds seek to minimize the risks inherent in investing in a single fund by investing in several different Underlying Funds.

Under adverse market conditions, each Fund could invest some or all of its assets in money market funds or securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

See Principal Risks and Risk Definitions for information on the principal risks of the Funds.

Performance

The LifePlan Conservative Fund, LifePlan Moderate Fund, LifePlan Aggressive Fund and LifePlan Global Balanced Aggressive Fund have no historical performance to report because they started operations on                     , 2006.

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds, which are described in the tables below. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the Underlying Funds held by the Fund. The cost of investing in a Fund may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees. Each Fund invests in Class I shares of the Underlying Funds which are not subject to distribution fees but are subject to investment advisory fees and certain other expenses.

FEE TABLE

	LifePlan Conservative	LifePlan Moderate	LifePlan Aggressive	LifePlan Global Balanced Aggressive
Shareholder Transaction Fees

1) Redemption Fees	None	None	None	None
2) Exchange Fees	None	None	None	None
3) Contingent Deferred Sales Load	None	None	None	None
4) Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None
5) Maximum Sales Charge (Load) on Purchases	None	None	None	None

Annual Fund Operating Expenses

Management Fees	None	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses
Acquired Funds Fees and Expenses[1]
Total Annual Fund Operating Expenses
Fee Waiver/Expense Reimbursement
Net Annual Fund Operating Expenses

[1]	Since the LifePlan Funds invest in the Underlying Funds, in addition to their own net operating expenses, these Funds also indirectly bear a portion of the expenses of the applicable Underlying Funds (an “Acquired Fund”). This amount represents the aggregate amount of total annual fund operating expenses of Acquired Funds (which are indirectly paid by the LifePlan Fund) and transaction fees (which are directly paid by the LifePlan Fund). This total amount is expressed as a percentage of average net assets of the LifePlan Fund.

2

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years
LifePlan Conservative
LifePlan Moderate
LifePlan Aggressive
LifePlan Global Balanced Aggressive

3

LIFEPLAN CONSERVATIVE FUND

Investment Objectives/Approaches

The Fund is a fund of funds that seeks current income and, secondarily, long-term total return. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•	To pursue its goal, the Fund invests in a combination of (i) mostly fixed income funds, and (ii) equity funds, that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund does this by investing in a combination of other TCW Funds – the Underlying Funds – through the implementation of a strategic asset allocation strategy.

•	The Fund invests in other TCW mutual funds (the Underlying Funds) at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the products, constructs an optimal portfolio, issues reallocation instructions and conducts analyses of the portfolio. Over time, the Fund’s allocation should reflect a weight of approximately 40% of the Fund assets in equities and 60% in fixed income, but this allocation may vary from time to time.

•	The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics.

•	The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds.

•	The Fund invests between 40% and 80% of its net assets in money market, short and long-term fixed income funds. Based on these limits, the Fund may invest up to 80% of its assets in each of the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds. The Fund invests between 20% and 60% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 60% of its assets in each of the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•	The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

4

•	The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes favorably represent the Fund’s investment goal.

•	The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above.

[                    ] are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will depend on the performance of the Underlying Funds, as well as the inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility

•	liquidity risk

•	equity risk

•	foreign investing risk (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

5

LIFEPLAN MODERATE FUND

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation and, secondarily, current income. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•	To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund does this by investing in a combination of other TCW Funds – the Underlying Funds – through the implementation of a strategic asset allocation strategy.

•	The Fund invests in other TCW mutual funds (the Underlying Funds) at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the products, constructs an optimal portfolio, issues reallocation instructions and conducts analyses of the portfolio. Over time, the Fund’s allocation should reflect a weight of approximately 60% of the Fund assets to equities and 40% to fixed income, but this allocation may vary from time to time.

•	The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large and mid capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics.

•	The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds.

•	The Fund invests between 20% and 60% of its net assets in money market, short and long-term fixed income funds. Based on these limits, the Fund may invest up to 60% of its assets in each of the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds. The Fund invests between 40% and 80% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 80% of its assets in each of the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•	The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

6

•	The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes favorably represent the Fund’s investment goal.

•	The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above.

[                    ] are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will depend on the performance of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

7

LIFEPLAN AGGRESSIVE FUND

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•	To pursue its goal, the Fund invests in a combination of (i) mostly equity funds, that utilize diverse investment styles, such as growth and/or value investing, and (ii) a small portion of fixed income funds. The Fund does this by investing in a combination of other TCW Funds – the Underlying Funds – through the implementation of a strategic asset allocation strategy.

•	The Fund invests in other TCW mutual funds (the Underlying Funds) at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the products, constructs an optimal portfolio, issues reallocation instructions and conducts analyses of the portfolio. Over time, the Fund’s allocation should reflect a weight of approximately 80% of the Fund assets to equities and 20% to fixed income, but this allocation may vary from time to time.

•	The Fund invests in Underlying Funds most of which hold primarily stocks. The Fund is designed for long-term investors interested in a primarily equity portfolio, including common stocks. In addition, the Fund may invest in Underlying Funds that hold convertible debt securities.

•	The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of issuers of any capitalization that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics.

•	The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. As stated above, the Fund may invest in Underlying Funds that hold convertible debt securities.

•	The Fund invests between 0% and 40% of its net assets in money market, short and long-term fixed income funds. Based on these limits, the Fund may invest up to 40% of its assets in each of the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds. The Fund invests between 60% and 100% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 100% of its assets in each of the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equitites Funds.

8

•	The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•	The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes favorably represent the Fund’s investment goal.

•	The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above.

[                    ] are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will depend on the performance of the Underlying Funds. Additionally, the Fund will be subject to the same inherent risks of the Underlying Funds.

The Fund invests in Underlying Funds which hold primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

9

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

10

LIFEPLAN GLOBAL BALANCED AGGRESSIVE FUND

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•	To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, (ii) fixed income funds, and (iii) international funds. The Fund does this by investing in a combination of other TCW Funds – the Underlying Funds – through the implementation of a strategic asset allocation strategy.

•	The Fund invests in other TCW mutual funds (the Underlying Funds) at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the products, constructs an optimal portfolio, issues reallocation instructions and conducts analyses of the portfolio. Over time, the Fund’s allocation should reflect a weight of approximately 75% of the Fund assets in equities and 25% in fixed income, but this allocation may vary from time to time.

•	The Fund invests in Underlying Funds most of which hold primarily stocks. The Fund is designed for long-term investors interested in a primarily equity portfolio, including common stocks. In addition, the Fund may invest in Underlying Funds that hold convertible debt securities.

•	The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of international large and mid capitalization companies, including companies in emerging market countries, that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics.

•	The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk bonds.” As stated above, the Fund may invest in Underlying Funds that hold convertible debt securities.

•	The Fund invests between 10% and 50% of its net assets in money market, short and long-term fixed income funds. Based on these limits, the Fund may invest up to 50% of its assets in each of the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds. The Fund invests between 50% and 100% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 100% of its assets in each of the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

11

•	The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•	The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes favorably represent the Fund’s investment goal.

•	The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above.

[                    ] are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will depend on the performance of the Underlying Funds. Additionally, the Fund will be subject to the same inherent risks of the Underlying Funds.

The Fund holds Underlying Funds, the majority of which invest primarily in stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. This Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

12

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	defaulted securities risk

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

13

Principal Risks and Risk Definitions

All of the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the asset allocations of the Funds will not accomplish what they were designed to achieve or that the Underlying Funds in which the Funds invest will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you—and the more you can lose. Since the Underlying Funds hold securities with fluctuating market prices, the value of individual Fund shares will vary as each Underlying Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Principal Risks of the Funds

All investments are subject to the risks discussed below. Please consider the following risks before investing in a Fund.

Funds of Funds Structure

The LifePlan Funds are “funds of funds.” Achieving the LifePlan Funds’ objectives will depend substantially on the performance of the Underlying Funds to which the LifePlan investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the LifePlan Funds are subject to all risks associated with the Underlying Funds. Because the performance for the LifePlan Funds depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the LifePlan Funds. The LifePlan Funds directly bear their annual operating expenses and indirectly bear the annual operating expenses of the Underlying Funds in proportion to their allocations.

Asset Allocation Is Not a Guarantee Against Loss

While the LifePlan Funds, through asset allocation, seek to optimize returns given various levels of risk tolerance, you may still lose money and experience volatility (as noted above). Market and asset class performance may differ in the future from the historical performance and assumptions used to construct the Funds. You may achieve better returns by investing in an individual fund or funds representing a single asset class rather than utilizing asset allocation.

Affiliated Underlying Funds Risk

The Advisor makes the decision of which Underlying Fund to select for the LifePlan Funds. Any fees paid to the Advisor by the other affiliated mutual funds may be different than the fees

14

paid by the Underlying Funds in which the Advisor currently invests. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the LifePlan Funds. However, the Advisor, as the investment advisor to the LifePlan Funds, has fiduciary duties to each LifePlan Fund and their shareholders and must act in their best interest when selecting Underlying Funds.

In addition, a Fund may sell Underlying Funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain Underlying Funds in response to economic or market condition, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The Advisor seeks to minimize the impact of a Fund’s purchases and redemptions of shares of the Underlying Funds. This may result in a delay to an investment allocation decision, past the ideal time that the Advisor identified to implement the allocation.

Underlying Fund Selection Risk

There is the possibility that the selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of the alternative Underlying Funds that could have been selected to represent the investment category.

Securities Selection Risk

There is the possibility that the specific securities held in an Underlying Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

Non-Diversified Status of Funds

Although certain of the Underlying Funds are diversified funds, because each Fund invests in a limited number of Underlying Funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment in an Underlying Fund by a Fund may have a significant effect on performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Management Risk

There is the possibility that the strategies used by the Advisor and its selections will fail to produce the intended result.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities held in an Underlying Fund in which a Fund may invest. There is the possibility that the returns from the types of securities in which an Underlying Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general

15

securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Restrictions on trading volume in foreign markets can also affect price and liquidity.

Temporary Defensive Measures

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Exchange-Traded Funds (ETFs)

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses similar to those of the Underlying Funds, including operating costs and advisory fees that you, as a shareholder in the fund, indirectly bear. The LifePlan Funds may invest in ETFs in reliance on applicable law or exemptive relief obtained by such ETFs. You should be aware that the allocations of each LifePlan Fund may change accordingly without prior notice to shareholders if the LifePlan Funds rely on applicable law or exemptive relief already obtained by certain ETFs.

Principal Risks of the Underlying Funds

Each Fund, through its investment in the Underlying Funds and ETFs, may also be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Price Volatility

There is the possibility that the value of a Fund’s portfolio will change as the prices of the investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund’s returns may vary and you may lose money. The Funds that invest primarily in equity securities of small or medium sized companies are subject to greater price volatility than other funds.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who

16

holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

Liquidity Risk

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it primarily invests in securities of medium and small sized companies; high yield bonds (debt instruments rated below investment grade); mortgage-backed securities; or foreign or emerging markets securities, which have all experienced periods of illiquidity.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions. If a Fund invests primarily in equity securities, it may be subject to greater equity risk.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles – “growth” or “value” styles - to select investments for the Funds. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Small and Medium Capitalization Company Risk

Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

17

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Foreign Currency Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Risks Associated With Emerging Market Countries

The TCW LifePlan Global Balanced Aggressive Fund invests in emerging market countries. Investing in emerging market countries involves substantial risk due to limited information;

18

higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which certain of the Funds invest and adversely affect the value of assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a

19

detrimental impact on Funds that invest in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting Debt instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Debt securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Certain of the Funds may invest in convertible securities rated below investment grade. The High Yield Bond Fund portfolio consists of below investment grade corporate securities while other Funds may invest in debt instruments rated below investment grade or in default. Debt instruments that are rated below investment grade or in default are considered to be speculative; they are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for a Fund to value accurately certain portfolio securities.

Certain Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities are neither issued nor guaranteed by the United States Treasury.

“Defaulted securities risk” refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed

20

issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceeding) is subject to significant uncertainties. Insolvency laws and practices in the projected issuers’ jurisdictions are different than these in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5-year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Mortgage-Backed Securities

Mortgage-Backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guaranteed them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

21

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times certain Funds may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a Fund’s higher yielding securities are likely to be redeemed and a Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities. Part of the investment strategy of certain Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in

22

interest and prepayment rates and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower a Fund’s returns from stripped securities it holds.

Inverse Floaters. Certain of the fixed income Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds Index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Non-diversified Status of Underlying Funds

Some of the Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

To the extent a Fund invests a significant percentage of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

23

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of the Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Please see the Statement of Additional Information for each of the Funds for further information.

24

MANAGEMENT OF THE FUNDS

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of June 30, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $125 billion under management or committed to management.

Portfolio Managers

Below are the individuals who are primarily responsible for the day-to-day portfolio management of Funds, including a summary of their business experience during the past five years:

[To be provided]

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in each Fund, a description of their compensation structure and information regarding the accounts they manage.

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds do not pay any amounts to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the Funds indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers, and the other expenses borne by the Underlying Funds.

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for the Funds will be contained in the Funds’ annual report to shareholders for the period ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

25

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available from the Underlying Funds. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Funds and their shareholders. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The LifePlan Funds currently offer Class N shares which invest in Class I shares of affiliated Underlying Funds. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value per share. The Class N shares are also offered at the current net asset value per share, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

26

YOUR INVESTMENT

Account Policies and Services

Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is based on the net assets of the Fund and the number of outstanding shares of that class. Each Fund’s assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values and may also consist of exchange-traded funds, which are valued at current market prices. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier) and were transmitted to and received by the transfer agent generally prior to 8:00 a.m. Eastern Time on the next day. Investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds and Underlying Funds that hold securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security. The Funds will value their holdings in the Underlying Funds on the basis of the Underlying Funds’ NAV.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

TCW Funds, Inc. may waive the minimum initial investment. All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be

27

accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 Minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written Sell Order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

28

Exchange Privilege

You can exchange Class N Shares from one Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third-Party Transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General Policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

A Medallion signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

29

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds and/or the Underlying Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. In addition, shareholders are limited to one exchange in shares out of the same Fund during any 15 day period. Shareholders who exceed these trading limits are still permitted to redeem their shares subject to any applicable redemption fee. Exceptions to these numerical trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including the investments in the Underlying Funds made by the LifePlan Funds and any other mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

30

To the extent the Advisor is able to identify trading activity of beneficial shareholders, the Advisor monitors such trading directly and applies the restrictions set forth above. The Advisor is unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and omnibus accounts maintained by brokers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Advisor to monitor and detect excessive share trading activity through omnibus accounts is very limited, and there is no guarantee that the Advisor will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading. Because, as described above, certain asset allocation programs and omnibus accounts may not be subject to the Funds’ numerical trading limits and/or may pose difficulties for the Advisor in monitoring excessive trading activity, it is possible that shareholders trading through such accounts could trade beyond the limits described above, which could have an adverse impact on Fund performance. Rules recently adopted by the Securities and Exchange Commission will improve the ability of the Funds to obtain information regarding the trading activity of beneficial owners through omnibus accounts. However, these rules are not yet fully implemented and therefore the ability of the Funds to obtain and use this information to reduce excessive trading activity is not known at this time.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

31

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing:
Complete the New Account Form. Mail your New Account Form and a check made payable to TCW Fund to:

Via Regular Mail:
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

Via Express, Registered or Certified Mail: TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone:
Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

By Wire:
Have your bank send your investment to:	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services LLC
Account No. 182380074993
Further Credit: TCW Fund
(Name on the Fund Account)
(Fund Account Number)

Via Exchange:
Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

32

TO SELL OR EXCHANGE SHARES

By Mail:

Write a letter of instruction that includes:

your name(s) and signature(s) as they appear on the account form your account number the Fund name the dollar amount you want to sell or exchange how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be

33

an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

To reach the transfer agent, U.S. Bancorp Fund Services,

LLC, call toll free in the U.S.

(800) 248-4486

Outside the U.S.

(414) 765-4124 (collect)

34

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. [Dividends from the net investment income of a Fund will be declared and paid annually.] Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and, if certain holding period requirements are met, from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Distributions of long-term capital gains are generally taxed at the rate for long-term capital gains and distributions of short-term capital gains are generally taxed as ordinary income. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

A Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred. As a result of these factors, the use of the fund-of-funds structure by the Funds could therefore affect the amount, timing and character of distributions to shareholders.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax advisor for further information.

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Underlying Funds’ portfolio securities is in the best interests of Underlying Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (iii) to certain third parties as necessary to provide services for the Underlying Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

35

It is the policy of the Underlying Funds to provide certain unaudited information regarding the portfolio composition of the Underlying Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Underlying Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Underlying Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release the Underlying Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Underlying Funds, including the Underlying Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Underlying Funds. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

Financial Highlights

Because the LifePlan Funds have not yet commenced operations as of the date of this prospectus, financial highlights are not available for these Funds.

36

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or by electronic request at the following e-mail address: publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829), or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

37

TCW FUNDS, INC.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(800) FUND TCW

STATEMENT OF ADDITIONAL INFORMATION

February 27, 2006

(As Amended April 1, 2006 and [October 30], 2006)

Equity Funds	Fixed Income Funds

Diversified Value	Money Market
Dividend Focused	Core Fixed Income
Equities	High Yield Bond
Focused Equities	Short Term Bond
Growth Equities	Total Return Bond
Growth Insights
Large Cap Core

International Funds

Asia Pacific Equities

Emerging Markets Equities

Emerging Markets Income

Global Equities

Asset Allocation Funds (the “LifePlan Funds”)

TCW LifePlan Conservative Fund

TCW LifePlan Moderate Fund

TCW LifePlan Aggressive Fund

TCW LifePlan Global Balanced Aggressive Fund

Opportunity
Select Equities
Small Cap Growth
Value Added
Value Opportunities

This Statement of Additional Information is not a prospectus but contains information in addition to, and more detailed than that set forth in the Prospectus dated the same date, which describes each of the separate investment series (each, a “Fund”) of TCW Funds, Inc. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing TCW Funds, Inc., Attention: Investor Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Investor Relations Department at (800) FUND TCW. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. Each Fund’s audited financial statements and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, are incorporated by reference herein.

i

GENERAL INFORMATION

TCW Funds, Inc. (the “Corporation”) was incorporated as a Maryland corporation on September 15, 1992 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of TCW Investment Management Company (the “Advisor”). The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated. In December 2005, the Corporation filed Articles of Amendment to change its name from TCW Galileo Funds, Inc. to TCW Funds, Inc.

The Funds offer three classes of shares: Class I shares, Class N shares and Class K (or Advisor Class shares). The TCW LifePlan Conservative Fund, the TCW LifePlan Moderate Fund, the TCW LifePlan Aggressive Fund, and the TCW LifePlan Global Balanced Aggressive Fund are four recently organized lifestyle allocation funds, known collectively as the “LifePlan Funds.” Only Class N shares of the Life Plan Funds are offered at this time. The LifePlan Funds are funds of funds, each of which seeks to achieve its investment objective by investing primarily in the Class I shares of other TCW funds (the “Underlying Funds”).

INVESTMENT PRACTICES

In attempting to achieve its investment objective, a Fund may utilize, among others, one or more of the strategies or securities set forth below. The Funds may, in addition, invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions. The investment strategies described below may be pursued directly by the Underlying Funds. As a general matter, the LifePlan Funds do not invest directly in securities. However, the LifePlan Funds are subject to the strategies and risks described below indirectly through their investments in the Underlying Funds.

Strategies and Investments Available to All Funds

Money Market Instruments. All Funds may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad);

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance);

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of a Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate (10% limit for the Money Market Fund in illiquid securities);

Commercial Paper. The Funds may purchase commercial paper rated within the two highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, the security is determined by TCW Investment Management Company (the “Advisor”) to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies, subject to applicable legal restrictions and the Advisor’s determination that such investments are beneficial to the relevant Fund and appropriate in view of such considerations as yield (taking into account the advisory fees and expenses of the money market fund), quality and liquidity.

Other Short-Term Obligations. Debt securities that have a remaining maturity of 397 days or less and that have a long-term rating within the three highest ratings categories by S&P or Moody’s.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund’s investment in illiquid and restricted securities.

Lending of Portfolio Securities. Each Fund may, consistent with applicable regulatory requirements, lend their portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Funds (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day’s notice, or by a Fund on two business day’s notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Advisor to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Funds. Any gain or loss in the marketplace during the loan period would insure to the Fund.

A Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value. The Advisor does not believe that any Fund’s net asset value or income will be adversely affected by its purchase of securities on such basis.

When, As and If Issued Securities. The Funds may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Advisor does not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. Each Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

Strategies and Investments Available to All Funds (except the Value Added, Value Opportunities and Money Market Funds)

Options. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”).

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Covered Call Writing. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) are permitted to write covered call options on securities, the U.S. dollar and foreign currencies. Generally, a call option is “covered” if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by a Fund in cash, U.S. Government Securities or other liquid portfolio securities which a Fund holds in a segregated account maintained with its custodian.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium”; i.e., the price of the option. Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Covered Put Writing. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) are permitted to write covered put options. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, the Fund maintains, in a segregated account maintained on its behalf at the Fund’s custodian, cash, U.S. Government Securities or other liquid portfolio securities in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash, U.S. Government Securities or other liquid portfolio securities which the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

Purchasing Call and Put Options. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

The Funds may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

Futures Contracts. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) may purchase and sell interest rate, currency, and index futures contracts (“futures contracts”), on securities eligible for purchase by the Fund. Subject to certain limitations, a Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

To the extent futures positions constitute “bona fide hedge” positions as defined by the rules and regulations of the Commodity Futures Trading Commission (“CFTC”), there is no overall limitation on the percentage of a Fund’s assets which may be committed to futures contracts and options or futures contracts, provided the aggregate value of such positions does not exceed the value of such Fund’s portfolio securities. With respect to futures positions that are not “bona fide hedge” positions, no Fund may enter into futures contracts or related options if, immediately thereafter, the amount of initial margin and premiums for unexpired futures contracts and options on futures contracts exceeds 5% of the Fund’s liquidation value, after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Advisor anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. A Fund may purchase or sell futures on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts to “lock in” the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security’s denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. The Advisor will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. The margin deposits are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government Securities called “variation margin”, with the Fund’s futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position in usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transactions.

Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, a Fund wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund’s portfolio.

Strategies and Investments Available to the Equity Funds (except the Value Added and Value Opportunities Funds), the International Funds and the Core Fixed Income Fund

Options on Foreign Currencies. The Equity Funds (except the Value Added and Value Opportunities Funds), the International Funds and the Core Fixed Income Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. Each of these Funds may also purchase call and put options to close out written option positions.

Each of these Funds may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which a Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put and call option positions.

The markets for certain foreign currency options are relatively new and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Forward Currency Transactions. The Equity Funds (except the Value Added and Value Opportunities Funds), the International Funds and the Core Fixed Income Fund may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. A Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund’s dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) (i) the time the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) the time an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The cost to a Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing. Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

Strategies and Investment, Available to the Equity Funds, the International Funds and the High Yield Bond Fund

Convertible Securities. The Equity Funds, the International Funds and the High Yield Bond Fund may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Strategies and Investments Available to the Core Fixed Income, Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds

Sovereign Debt Obligations of Emerging Market Countries. The Core Fixed Income, Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds may invest in sovereign debt of emerging market countries. Political conditions, in terms of a country or agency’s willingness to meet the terms of its debt obligations, are considerable significance. Investors should be aware that the sovereign debt instruments in which these Funds may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P.

Sovereign debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Mexico and certain other emerging market countries are among the largest debtors to commercial banks and foreign governments. A foreign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor’s policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their sovereign debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations; in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extended new credits to finance interest payments on existing debt. In the future, holders of sovereign debt may be requested to participate in similar rescheduling to such debt.

The ability or willingness of the governments of emerging market countries to make timely payments on their sovereign debt is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could extinguish a country’s trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social and diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Funds’ investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to services their sovereign debt. There can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.

As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn, the Funds’ net asset value, to a greater extent than the volatility inherent in domestic securities. The value of sovereign debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

Strategies and Investments Available to the Emerging Markets Income Fund

Credit Default Swaps. The Emerging Markets Income Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Emerging Markets Income Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Strategies and Investments Available to the Core Fixed Income and High Yield Bond Funds

Loan Participation and Assignments. Investment in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participation”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically results in the Fund’s having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Advisor determines that the selling Lender is creditworthy.

When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended (“Securities Act”), and thus may be subject to a Fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Strategies and Investments Available to the Core Fixed Income, Short Term Bond and Total Return Bond Funds

Government Mortgage Pass-Through Securities. The Core Fixed Income, Short Term Bond and Total Return Bond Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, “modified pass-through” instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be Stripped Mortgage Securities.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities. Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid.

Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Mortgage Dollar Rolls. The Core Fixed Income, Short Term Bond and Total Return Bond Funds may enter into mortgage dollar with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. The Core Fixed Income, Short Term Bond and Total Return Bond Funds may each invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

Inverse Floaters. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

Strategies and Investments Available to the Core Fixed Income, Money Market, Short Term Bond and Total Return Bond Funds

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

Strategies and Investments Available to the Equity Funds and International Funds

Warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box. The Funds may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

To secure its obligation to deliver the securities sold short, a Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund may make a short sale in order to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. A Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund’s long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Additionally, a Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for a gain should the conversion premium increase.

Investments in Other Investment Company Securities

Under the 1940 Act, a Fund (other than the LifePlan Funds) may not own more than 3% of the outstanding voting stock of an unaffiliated investment company, invest more than 5% of its total assets in any one unaffiliated investment company, or invest more than 10% of its total assets in the securities of investment companies. Alternatively, a Fund may limit its investments to not more than 3% of any unaffiliated underlying fund and will not be subject to the 5% and 10% limit if all Funds of the Corporation choose to adhere to such 3% limit. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts (“UITs”). In some instances, a Fund may invest in an investment company in excess of these limits. This may occur, for instance, when a Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations. These limitations do not apply to investments in unregistered investment companies.

The 1940 Act permits a LifePlan Fund to invest beyond the limitations discussed above so long as the investments are in funds that are part of the “same group of investment companies” as the LifePlan Fund (other TCW funds). A LifePlan Fund may generally also purchase shares of funds that are not part of the same group of investment companies as the LifePlan Fund (subject to the limits discussed above for unaffiliated funds) as well as stocks, bonds and other securities not issued by a fund. A LifePlan Fund also may invest in money market funds.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which a Fund may invest are Portfolio Depositary Receipts (“PDRs”) and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as “exchange traded funds” or ETFs). PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic equity index (Index Fund). ETFs include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Optimized Funds as Listed Securities (OPALS), Dow Jones Industrial Average Instruments (Diamonds), NASDAQ 100 tracking shares (QQQ) and I-Shares.

SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs’ UIT, the holders will receive the value of the underlying basket of stocks.

OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS’ UIT, the holders will receive the physical securities comprising the underlying baskets.

I-Shares™. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares. Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as “Creation Units” are redeemable from the sponsor of the UIT.

Similarly, block sizes of Index Fund Shares, also known as “Creation Units,” are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund.

Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by some or all of the Funds. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. Each Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Stock Market Risk

Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund’s share price is likely to decline in value. A Fund’s focus on certain types of stocks (such as small or large cap) and style of investing (such as value or growth) subjects it to the risk that is performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Investment in Small and Medium Capitalization Companies

Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology and be more dependent upon key members of management.

The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events; have less active trading markets and be harder to sell at the time and prices that the Advisor considers appropriate.

Repurchase Agreements

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

Reverse repurchase agreements and mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and directly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Foreign Securities

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

Foreign Currency Risks

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency future and forward contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use them to protect against currency risk. While foreign currency future and forward contracts may be available, the cost of these instruments may be prohibitively expensive so that the Funds may not to be able to effectively use them.

Risks Associated With Emerging Market Countries

Investors should recognize that investing in securities of emerging market countries through investment in the Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Risks Associated With Lower Rated Securities

The Equity Funds, the International Funds and the High Yield Bond Fund may invest in convertible securities. A portion of the convertible securities acquired by the Funds may be rated below investment grade. The Emerging Markets Income and High Yield Bond Funds will invest in below investment grade securities. Securities rated below investment grade are commonly known as “junk bonds” and have speculative characteristics.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest (“credit risk”) than higher rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the Funds will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher rated securities, since changes in the creditworthiness of lower rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher rated securities. The securities in which the Funds invest are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and the Advisor’s ability to accurately value high yield bonds and a Fund’s assets may be more difficult because there is less reliable, objective data available. In addition, a Fund’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent a Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Funds accrue income on these securities prior to the receipt of cash payments. The Funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Rating Categories

A description of the rating categories as published by Moody’s and S&P is set forth in the Appendix to this Statement of Additional Information. Ratings assigned by Moody’s and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

Restricted Securities

The Equity Funds, the International Funds and the Core Fixed Income and High Yield Bond Funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under each Fund’s current policies may not exceed 15% of the Fund’s net assets.

Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be “liquid,” the security will not be included within the category “illiquid securities.” However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Options Transactions

The effective use of options depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. Government Securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing the Fund’s investments, the Fund’s performance will be worse than if the Fund did not make such investments.

Each Fund will enter into transactions in futures contracts for hedging purposes only, including without limitation, futures contracts that are “bona fide hedges” as defined by the CFTC. In connection with the purchase of sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contracts or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts or by holding a separate offsetting option permitting it to purchase or sell the same futures contract. A call option is “covered” if written against securities owned by the Fund writing the option or if written against related securities the Fund holds. A put option is “covered” if the Fund writing the option maintains at all time cash, short-term Treasury obligations or other liquid assets with a value equal to the option exercise price in a segregated account with the Fund’s custodian, or if it has bought and holds a put on the same security (and on the same amount of securities) where the exercise price of the put held by the Fund is equal to or greater than the exercise price of the put written by the Fund.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Advisor.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Advisor’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

Risks Associated With Mortgage-Backed Securities

Credit and Market Risks of Mortgage-Backed Securities. Investments by the Core Fixed Income, Short Term Bond and Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations (“CMOs”). There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities. Part of the investment strategy of the Core Fixed Income, Short Term Bond and Total Return Bond Funds may involve the purchase of interest-only Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters. The Core Fixed Income, Short Term Bond and Total Return Bond Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as LIBOR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Adjustable Rate Mortgages (“ARMs”). ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Asset-Backed Securities. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owned on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Risks Associated With New Funds

The LifePlan Funds are new Funds, with limited operating history, which may result in additional risk. There can be no assurance that these new Funds will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate one or more of these Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Risks Associated With Funds of Funds

The LifePlan Funds are “funds of funds.” Achieving the LifePlan Funds’ objectives will depend entirely on the performance of the Underlying Funds to which the LifePlan investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the LifePlan Funds are subject to all risks associated with the Underlying Funds. Because the performance for the LifePlan Funds depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred annually by each Underlying Fund are borne indirectly by shareholders of the LifePlan Funds. The LifePlan Funds directly bear their annual operating expenses and indirectly bear the annual operating expenses of the Underlying Funds in proportion to their allocations.

The Advisor allocates the assets of each of the LifePlan Funds among the Underlying Funds based upon a number of factors, including the Advisor’s asset allocation strategies and the investment performance of each Underlying Fund. In making investment decisions for the LifePlan Funds, the Advisor will consider, among other factors, internally generated research. Because certain Underlying Funds are more profitable to the Advisor than others, the Advisor may have an incentive to allocate more of any such LifePlan Funds’ assets to more profitable Underlying Funds, and fewer assets to less profitable Underlying Funds. The Advisor does not, however, consider the profitability of the Underlying Funds in making investment decisions for the LifePlan Funds.

The LifePlan Funds may invest in all of the Underlying Funds as disclosed in the Prospectus. The Advisor may modify the asset allocation strategy for the LifePlan Funds and modify the selection of Underlying Funds for the LifePlan Funds or may invest in other TCW funds from time to time without shareholder approval if it believes that doing so would better enable the LifePlan Funds to pursue their investment goals.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Advisor intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-

term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Advisor, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or markdown of the price.

The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates certain of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investments, a portfolio turnover rate is not applicable) are generally not expected to exceed 100%. In addition, many of the Funds are Underlying Funds of the LifePlan Funds, and changes to the target allocations of the LifePlan Funds may result in the transfer of assets from one Underlying Fund to another. These changes, as well as changes in managers and investment personnel and reorganizations of Underlying Funds, may result in the sale of portfolio securities, which may increase trading costs and the portfolio turnover and trigger negative tax consequences for the affected Underlying Funds. The following Funds had a portfolio turnover rate exceeding 100% for their most recent fiscal year. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund’s investment portfolio were replaced once in a period of one year.

For the fiscal year ended October 31, 2005, the portfolio turnover rate for the Asia Pacific Equities Fund exceeded 100%. This was due to shareholder action in December 2004 and a rebalancing of the investment portfolio in October 2005.

For the fiscal year ended October 31, 2005, the portfolio turnover rate for the Global Equities Fund exceeded 100%. This was due sales of securities that met their price target and sector reallocations during the period from July to November 2005.

BROKERAGE PRACTICES

The Advisor is responsible for the placement of the Funds’ portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Debt, convertible and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Debt, convertible and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing a portfolio transaction, the Advisor seeks to obtain the best execution for the Fund, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Advisor considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Advisor to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Advisor may effect transactions which cause a Fund to pay a commission in excess of a commission which another broker-dealer would have charged if the Advisor first determines that such commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. In some cases, research is provided directly by an executing broker-dealer and in other cases, research may be provided by third party research providers such as a non-executing third party broker-dealer or other third party research service.

Research services furnished by broker-dealers may be used in providing services for any or all of the clients of the Advisor, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

The Advisor maintains an internal allocation procedure to identify those direct research providers who provide it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Advisor believes are useful. The Advisor’s procedures also seek to compensate third party research providers that provide it with research by directing executing broker-dealers to cause payments to be made to third party research providers, either through cash payments from the executing broker or through the use of step out transactions. A “step out transaction” is a securities trade executed by the executing broker-dealer, but settled by the non-executing research broker-dealer permitting the non-executing research broker-dealer to share in the commission. The determination of the broker-dealers to whom commissions are directed generally is made using a system involving the Advisor’s Director of Research, the Funds’ portfolio managers, the Advisor’s analysts and is periodically reviewed by the Advisor’s trading committee. The Advisor’s Director of Research coordinates the evaluation of broker-dealer research services in most instances, taking into account the view’s of the Advisor’s portfolio managers and analysts.

Research services include such items as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy, analytic computer software, account performance services and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions. Sometimes the Advisor receives products or services from broker-dealers that are used for both research services and other purposes, such as corporate administration or marketing (“mixed-use products or services”). The Advisor makes a good faith effort to determine the relative proportions of mixed-use products or services that may be attributable to research services. The portion attributable to research services may be paid through the allocation of brokerage commissions and the Advisor pays the non-research services in cash.

Debt and convertible securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

In an effort to achieve efficiencies in execution and reduce trading costs, the Advisor and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts at the same time, generally referred to as “block trades.” When executing block trades, securities are allocated using procedures that the Advisor considers fair and equitable. Allocation guidelines are established to provide to the Advisor’s Trading Department. In some cases, various forms of pro-rata allocation are used and, in other cases, random allocation processes are used. Participation of an account in the allocation is based on considerations such as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, the amount of existing holdings (or substitutes) of the security in the account, and, when relevant, directed brokerage. In connection with certain purchase or sale programs, and in other circumstances if practicable, if multiple trades for a specific security are made with the same broker in a single day, those securities are allocated to accounts based on a weighted average purchase or sale price.

In determining whether accounts are eligible to participate in any type of initial public offering, the Advisor considers such factors as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, and the amount of existing holdings (or substitutes) of the security in the account. For initial public offerings of equities, the Advisor generally shares allocations in a pro rata fashion based upon assets under management for those accounts eligible to participate in the initial public offering. For equity offerings, an exception may be made when the allocation is so small that it may create transaction costs that diminish the benefit of the trade or it would be unreasonably minimal relative to the size of the account. For there exceptions, the Advisor will use its best judgment to make a fair and equitable allocation, which may include, among other things, consideration of allocating to underperforming accounts or accounts where smaller lot sizes would be reasonable.

To the extent permitted by law and in accordance with procedures established by the Board of Directors, the Fund may engage in brokerage transactions with brokers that are affiliates of the Advisor. The Fund has adopted procedures which are reasonably designed to provide that commissions or other remuneration paid to affiliated brokers of the Advisor or Sub-Advisors do not exceed the usual and customary broker’s commission. With respect to the LifePlan Funds, each LifePlan Fund will not incur any commissions or sales charges when it invests in the Underlying Funds.

The following table sets forth the amounts of brokerage commission paid to broker-dealers for “soft dollar” research services by each Fund for the fiscal year ended October 31, 2005.

	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided
Diversified Value	232,383	8,027
Dividend Focused	2,557,038	93,928
Equities	111,065	33,168
Focused Equities	2,110	918
Growth Equities	31,322	6,404
Growth Insights	1,211	809
Large Cap Core	14,407	6,464
Opportunity	243,400	2,220
Select Equities	1,754,697	304,775
Small Cap Growth	362,767	49,683
Value Added	103,777	46,437
Value Opportunities	1,943,857	242,164
Asia Pacific Equities	86,562	0
Emerging Markets Equities	49,025	0
Emerging Markets Income	3,999	0
Global Equities	96,659	0

The aggregate brokerage commissions paid by the Funds on transactions for the fiscal years ended October 31, 2004 and October 31, 2003 were: $7,025,775 and $6,694,127, respectively.

For the fiscal year ended October 31, 2005, the Funds paid the following amounts to SG Cowen Securities Corporation:

Fund	Aggregate Commissions Paid	Percentage of Total Commissions Paid
Select Equities Fund	$5,000	0.08%

For the fiscal year ended October 31, 2004, the Funds paid $12,850 in aggregate commissions to SG Cowen Securities Corporation.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 9 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 10 and 11 with respect to a Fund may be changed by vote of a majority of the Board of Directors at any time.

1. No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; (b) the Core Fixed Income, Short Term Bond, Total Return Bond and Money Market Funds may each enter into reverse repurchase agreements; (c) the Core Fixed Income, Short Term Bond and Total Return Bond Funds may utilize mortgage-dollar rolls; and (d) each Fund, other than the Money Market Fund, may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% (or, in the case of the Money Market Fund, 10%) of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% (or, in the case of the Money Market Fund, 10%) of the value of a Fund’s total assets, the Fund will not purchase any securities.

2. No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3. No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4. No Fund will purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government Securities, and, in the case of the Money Market Fund, to the purchase of obligations of domestic branches of United States banks. The Emerging Markets Income Fund may invest more than 25% of the value of its total assets in debt securities issued or guaranteed by the governments of emerging markets countries. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities. A LifePlan Fund may invest, in accordance with each LifePlan Fund’s investment program as set forth in the prospectus, more than 25% of its assets in any one or a combination of Underlying Funds and other investment companies. Each LifePlan Fund treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction.

5. No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein and except that the Core Fixed Income, Short Term Bond and Total Return Bond Funds are not prohibited investing in real estate.

6. No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7. Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9. For each of the Diversified Value, Opportunity, and Dividend Focused Funds, no Fund will, with respect to 75 percent of its assets, purchase the securities of any issuer, other than U.S. Government securities and securities of other investment companies if as a result more than five percent of the value of the Funds’ total assets would be invested in the securities of the issuer; or, (b) purchase more than 10 percent of the voting securities of any one issuer other than U.S. Government securities and securities of other investment companies.

10. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

11. No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof.

12. The LifePlan Funds may invest in short-term instruments, U.S. Government Securities, money market instruments, unaffiliated investment companies, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by the Advisor to the extent permissible under existing or future rules of the SEC.

13. Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

The percentage limitations contained in the restrictions listed above apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

For purposes of applying the terms of investment restriction number 4, the Advisor will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the LifePlan Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a LifePlan Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.

DIRECTORS AND OFFICERS OF THE COMPANY

A board of eight directors is responsible for overseeing the Funds’ affairs. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below. Each director oversees each Fund in TCW Funds, Inc. which, as of the date of this Statement of Additional Information, number 25.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Samuel P. Bell (69) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization). Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young (public accounting firm) for the Pacific Southwest Area.	Point 360 (post production services), Broadway National Bank (banking) and TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (81) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Strategic Income Fund Inc. (closed-end fund).

Matthew K. Fong (52) Strategic Advisory Group 13191 Crossroad Parkway North City of Industry, CA 91746	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999. From 1995 to 1998, Mr. Fong served as Treasurer of the State of California.	Seismic Warning Systems, Inc., PGP, LLP (private equity fund ) and TCW Strategic Income Fund, Inc. (closed-end fund)

John A. Gavin (74) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund).

Patrick C. Haden (53) 300 South Grand Avenue Los Angeles, CA. 90071 Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (71) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA. 90071	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), trustee of the Burridge Center for Research in Security Prices (University of Colorado) and TCW Strategic Income Fund, Inc. (closed end fund).

Interested Directors

Each of these directors are “interested persons” of TCW Funds, Inc. (“Corporation”) as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc. the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Marc I. Stern (61) 865 South Figueroa Street Los Angeles, CA. 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (66) 865 South Figueroa Street Los Angeles, CA. 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None

Committees

Audit Committee. The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Advisor. The Audit Committee’s members consist of Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2005, the Audit Committee held four meetings.

Derivatives Committee. The Derivatives Committee approves parameters for and monitors the activities of the Funds with respect to derivatives investments, if any, made by a Fund. The Derivative Committee’s members consist of Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2005, the Derivatives Committee held no meetings. However, derivative investments, if any, are reviewed at each quarterly regular meeting of the Board of Directors.

Executive Committee. The Executive Committee has the same powers of the Board of Directors except the power to declare dividends or other stock distributions, elect directors, authorize the issuance of stock except as permitted by statute, to recommend to the shareholders any action requiring their approval, to amend the By-Laws or to approve any merger or share exchange not requiring shareholder approval. The Executive Committee’s members consist of Messrs. Call, Haden and Stern. During the fiscal year ended October 31, 2005, the Executive Committee held no meetings.

Nominating Committee. The Nominating Committee makes recommendations to the Board of Directors regarding nominations for membership on the Board of Directors. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as independent directors, their independence from the Corporation’s investment advisor and other principal service providers. The Nominating Committee periodically reviews director compensation and recommends any appropriate changes to the Board as a group. This Committee also reviews and may make recommendations to the Board of Directors relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Corporation and overseeing the management of the Corporation. The members of the Corporation’s Nominating Committee are Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2005, the Nominating Committee held no meetings.

The Nominating Committee will consider potential director candidates recommended by shareholders provided that the proposed candidates satisfy the director qualification requirements provided in the Corporation’s Directors Nominating and Qualification Charter and are not “interested persons” of the Corporation within the meaning of the 1940 Act. Before fiscal year 2004, the Nominating Committee did not have a formal process for the submission of potential candidates by shareholders except as part of a shareholder proposal in accordance with the Securities Exchange Act of 1934, as amended (the “1934 Act”). In determining procedures for the submission of potential candidates by shareholders and any eligibility requirements for such nominees and the shareholders submitting the nominations, the Nominating Committee has looked to recent SEC promulgations regarding director nominations for guidance.

Equity Ownership of Directors

Independent Directors

The following tables set forth the equity ownership of the directors in each Fund as of December 31, 2005. The code for the dollar range of equity securities owned by the directors is: (a) $1-$10,000, (b) $10,001-$50,000, (c) $50,001-$100,000; and (d) over $100,000.

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Samuel P. Bell	Select Equities Fund (b)	(c)
Value Opportunities Fund (b)

Richard W. Call	Growth Equities Fund (c)	(d)
Large Cap Core Fund (c)

Matthew K. Fong	Asia Pacific Equities Fund (b)	(d)
Core Fixed Income Fund (b)
Diversified Value Fund (c)
Emerging Markets Income Fund (b)
High Yield Bond Fund (b)
Opportunity Fund (b)
Select Equities Fund (b)
Short Term Bond Fund (d)
Total Return Bond Fund (c)
Value Opportunities Fund (b)

John A. Gavin	Select Equities Fund (d)	(d)

Patrick C. Haden	Diversified Value Fund (a)	(d)
Dividend Focused Fund (b)
Emerging Markets Income Fund (a)
Opportunity Fund (b)
Total Return Bond Fund (a)
Value Opportunities Fund (b)

Charles A. Parker	Value Opportunities Fund (c)	(d)

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Marc I. Stern	Core Fixed Income Fund (d)	(d)
Emerging Markets Equities Fund (d)
Growth Insights Fund (d)
High Yield Bond Fund (d)
Select Equities Fund (d)
Small Cap Growth Fund (b)
Total Return Bond Fund (b)

Thomas E. Larkin, Jr.	Diversified Value Fund (d)	(d)
Dividend Focused Fund (d)
Money Market Fund (d)
Select Equities Fund (d)
Value Opportunities Fund (d)

As of December 31, 2005, the officers and directors of the Funds as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of each Fund.

Compensation of Independent Directors

The Corporation pays each Independent Director an annual fee of $45,000 plus a per joint meeting fee of $500 for meetings of the Board of Directors or Committees of the Board of Directors attended by the director prorated among the Funds. The Chairman of the Audit Committee also receives a $15,000 annual retainer, the Chairman of the Nominating Committee an additional $1,500 annual retainer and the Independent Chairman of the Corporation receives an additional $22,500 annual retainer. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation nor expense reimbursement from the Corporation. Directors do not receive any pension or retirement benefits as a result of their service as a director of the Corporation.

The following table illustrates the compensation paid to the Independent Directors by the Corporation for the fiscal year ended October 31, 2005.

Name of Independent Director	Aggregate Compensation From TCW Funds, Inc.
Samuel P. Bell	$58,750
Richard W. Call	$48,750
Matthew K. Fong	$48,750
John A. Gavin	$48,750
Patrick C. Haden	$63,750
Charles A. Parker	$48,750

The following table illustrates the total compensation paid to Corporation’s Independent Directors for the calendar year ended December 31, 2005 by TCW Strategic Income Fund, Inc. (previously named TCW Convertible Securities Fund, Inc.) as well as from the Corporation. TCW Strategic Income Fund, Inc. is included solely because the Corporation’s Advisor, TCW Investment Management Company also serves as their investment advisor.

Name of Independent Director	For Service as Director and Committee Member of the TCW Strategic Income Fund, Inc.	Total Cash Compensation from TCW Funds, Inc. and TCW Strategic Income Fund, Inc.
Samuel P. Bell	$12,750	$71,500
Richard W. Call	$12,250	$61,000
Matthew K. Fong	$12,750	$61,500
John A. Gavin	$12,750	$61,500
Patrick C. Haden	$12,750	$76,500
Charles A. Parker	$12,750	$61,500

The officers of the Corporation who are not also directors of the Corporation are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)

Alvin R. Albe, Jr. (52)*	President and Chief Executive Officer	President and Director, the Advisor, Executive Vice President and Director of TCW Asset Management Company and Trust Company of the West; Executive Vice President, The TCW Group, Inc.; President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Michael E. Cahill (55)*	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (47)*	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company

Hilary G.D. Lord (49)*	Senior Vice President, Chief Compliance Officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

Ronald R. Redell (35)*	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (56)*	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)

David S. DeVito (43)*	Treasurer	Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.
*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Corporation.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Corporation and the Advisor are parties to an Investment Management and Advisory Agreement (“Advisory Agreement”). The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Advisor by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale, S.A. Under the Advisory Agreement, the Corporation retains the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Corporation’s business affairs subject to control by the Board of Directors of the Corporation. The Advisor is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund’s investment objectives.

The Advisor has retained, at it sole expense, Société Générale Asset Management International Limited (regulated by the Financial Services Authority in the United Kingdom) to act as a Sub-Advisor to the Emerging Markets Equities and Global Equities Funds. SG Asset Management (Singapore) Ltd. has been retained to act as Sub-Advisor to the Asia Pacific Equities Fund. Société Générale Asset Management International, Limited and SG Asset Management (Singapore) Ltd. (collectively, the “Sub-Advisors”) are second-tier subsidiaries of Société Générale S.A. and are affiliates of the Advisor. The Sub-Advisors provide the Funds with investment advice and portfolio management services subject to the overall supervision of the Advisor. The Sub-Advisors receive from the Advisor, fifty percent of the annual management fee paid to the Advisor from a Fund.

The Advisor furnishes to the Corporation office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and arranges for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Company if desired and reasonably required by the Corporation.

The fee allocable to each Fund, payable monthly, is calculated daily by applying the annual investment advisory fee percent for the Fund to the Fund’s net asset value, except for the LifePlan Funds, which are not charged an investment advisory fee. Under the Advisory Agreement, the LifePlan Funds do not pay any amount to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the LifePlan Funds indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers, and the other expenses borne by the Underlying Funds. The annual management fee (as a percentage of average net asset value) for each Fund is as follows:

Equity Funds
Diversified Value	0.75%
Dividend Focused	0.75%
Equities	0.55%
Focused Equities	0.65%
Growth Equities	1.00%
Growth Insights	0.90%
Large Cap Core	0.55%
Opportunity	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Value Added	1.00%
Value Opportunities	0.80%

Fixed Income Funds
Money Market	0.25%
Core Fixed Income	0.40%
High Yield Bond	0.75%
Short Term Bond	0.50%*
Total Return Bond	0.50%

*	The Advisor has voluntarily waived a portion of its advisory fee reducing it to 0.35% through December 31, 2006.

International Funds
Asia Pacific Equities	1.00%
Emerging Markets Equities	1.00%
Emerging Markets Income	0.75%
Global Equities	0.75%

The Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of a Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc. With respect to the K Class, the Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of a Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc. plus 25 basis points.

The table below sets forth the investment advisory fee, exclusive of any expense reimbursement, paid by each Fund (except for the LifePlan Funds) for the period or year ended:

Fund	2005		2004		2003
Diversified Value	594,000		224,000		44,000
Dividend Focused	4,542,000		596,000		210,000
Equities	577,000		671,000		555,000
Focused Equities	15,000		11,000		6,000
Growth Equities	178,000		54,000	*	0
Growth Insights	11,000		17,000		15,000
Large Cap Core	30,000	**	0		0
Opportunity	727,000		519,000		347,000
Select Equities	30,202,000		24,186,000		13,180,000
Small Cap Growth	838,000		1,703,000		1,425,000
Value Added	341,000		386,000		249,000
Value Opportunities	9,542,000		8,137,000		3,539,000
Money Market	1,361,000		1,102,000		1,030,000
Core Fixed Income	240,000		251,000		238,000
High Yield Bond	1,851,000		2,316,000		3,152,000
Short Term Bond	207,000		92,000		54,000
Total Return Bond	1,515,000		1,067,000		959,000
Asia Pacific Equities	154,000		120,000		94,000
Emerging Markets Equities	105,000		163,000		195,000
Emerging Markets Income	471,000		389,000		562,000
Global Equities	178,000		97,000		204,000

*	For the period March 1, 2004 (Commencement of Operations) through October 31, 2004
**	For the period November 1, 2004 (Commencement of Operations) through October 31, 2005

Except for expenses specifically assumed by the Advisor under the Advisory Agreement, each Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Advisor; expenses of the Plan of Distribution pursuant to Rule 12b-1; compensation and expenses of directors who are not officers or employees of the Advisor; registration, filing and other fees in connection with filings with states and other regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and corporate fees; legal fees; the fees of any trade association; the costs of the administrator and fund accountant; compliance support services; the cost of stock certificates, if any, representing shares of the Fund; organizational expenses; expenses of shareholder and director meetings; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to the Fund’s shareholders; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund’s business. The 12b-1 fees relating to the Class N and Class K shares will be directly allocated to that class. In addition, the administrative services fee applicable the Advisor Class (or K Class) Shares will be allocated to that class.

Each LifePlan Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. Each LifePlan Fund’s expense ratios, as disclosed in the LifePlan Funds’ prospectus, may be higher or lower depending on the allocation of the LifePlan Funds’ assets among the Underlying Funds and the actual expenses of the Underlying Funds.

The Advisory and Sub-Advisory Agreements were approved by each Fund’s shareholders and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors of the Corporation or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the directors who are not “interested persons” of the Corporation or the Advisor (the Independent Directors), cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements may be terminated without penalty at any time on 60 days’ written notice, by vote of a majority of the Board of Directors of the Corporation or by vote of a majority of the outstanding voting securities of the Fund. The Advisory and Sub-Advisory Agreements terminate automatically in the event of their assignment.

The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of the Advisor. The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Advisory and Sub-Advisory Agreements also provide that the Advisor and Sub-Advisors shall not be liable to the Corporation for any actions or omissions if they acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of their duties.

PORTFOLIO MANAGEMENT

Portfolio Managers Compensation

Portfolio managers of the Advisor are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”) and equity incentive participation in the Advisor’s immediate parent, The TCW Group, Inc. and/or ultimate parent, Société Générale (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation.

Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. While it may be determined on a gross basis, without the deduction of expenses, in most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. Profit sharing income added to a pool will include those from the products managed by the portfolio manager, but may include those of products managed by other portfolio managers in the group. The profit sharing percentage used to compensate the portfolio managers for management of the Fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for the Advisor and its affiliates under The TCW Group (collectively, “TCW”), with limited exceptions involving grandfathered accounts, firm capital of TCW or accounts sourced through a distinct distribution channel. Where a manager shares in a pool involving products besides those he or she manages, the portfolio manager’s allocation of fee sharing revenue for products not managed by him or her may vary from product-to-product, based on supervisor allocation. In general, portfolio managers do not receive discretionary bonuses.

In many cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite, net of fees and expenses, to that of a benchmark. The benchmark varies from strategy to strategy but, within a given strategy, it applies to all accounts, including the Funds. The measurement of performance can be based on single year or multiple year metrics, or a combination thereof.

Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These performance fees can be (a) asset-based fees, the percentage of which is tied to the performance of the account relative to a benchmark or (b) a percentage of the net gains of the account over a threshold gain tied to a benchmark. For these accounts, the portfolio managers’ profit sharing compensation will apply to such performance fees. The profit sharing percentage in the case of performance fees is generally the same as it is for the profit sharing compensation applicable to the Fund; however, in the case of certain alternative investment products managed by a portfolio manager, the profit sharing percentage may be higher.

All portfolio managers participate in equity incentives providing benefits for performance of the advisor and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Société Générale. The TCW 2001 and 2005 TCW Stock Option Plans provide eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW’s annual financial performance as a whole. TCW portfolio managers also participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which is may be realized after certain vesting requirements are met. Some portfolio managers are stockholders of TCW and/or Société Générale, as well.

Certain portfolio managers also participate in compensation plans that are allocated a portion of management fees, incentive fees or performance fees payable to TCW in its products, including those not managed by the portfolio managers. Portfolio managers may also participate in deferred compensation programs, the value of which is tied to their tenure at TCW and is payable upon the reaching of certain time-based milestones.

Sub-Advisors

The portfolio managers of Société Générale Asset Management International Ltd. (“SGAMI”) are generally compensated through a combination of base salary and discretionary bonus. The base salaries are compared to that of the market. The discretionary bonuses are based on investment performance over one and three year periods.

SGAMI’s portfolio managers may also participate in a long term incentive plan under which they are awarded phantom shares in SGAMI, which value is linked to SGAMI’s company financial performance out to 2009/2010.

The portfolio managers of SG Asset Management (Singapore) Ltd. (“SG Singapore”) are compensated through a combination of base salary and discretionary bonus. The discretionary bonus is directly linked to investment performance and SG Singapore’s financial performance.

Ownership of Securities and Other Managed Accounts

The first table set forth the dollar of securities of the Fund owned by each portfolio manager as of October 31, 2005. For certain portfolio managers who have invested in the Fund they manage subsequent to October 31, 2005, the table has been amended to reflect ownership as of March 31, 2006. The second table sets forth certain information, as of October 31, 2005, regarding other accounts managed by the portfolio managers, other than the Fund. Total assets in the second table are in millions. Certain portfolio managers invest in their investment strategy through investment vehicles other than the Funds.

Diversified Value Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane Jaffee	X*
Matthew Spahn	X*

*	As of March 31, 2006, Ms. Jaffee and Mr. Spahn each owned between $100K and $500K in shares of the Diversified Value Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane Jaffee	6	$2,798.6	7	$564.7	57	$2,937.3	0	—	3	$2,745.2	1	$493.7
Matthew Spahn	1	$46.6	0	—	0	—	0	—	0	—	0	—

Dividend Focused Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane Jaffee	X

*	As of March 31, 2006. Ms. Jaffee owned between $100K and $500 in shares of the Dividend Focused Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane Jaffee	6	$2,074.5	7	$564.7	57	$2,937.3	0	—	3	$2,745.2	1	$493.7

Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Thomas McKissick						X
N. John Snider	X*

*	As of March 31, 2006, Mr. Snider owned between $100K and $500K in shares of the Equities Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas McKissick	1	2.3	1	8.0	56	5,227.1	0	—	0	—	1	4.7
N. John Snider	1	2.3	1	8.0	56	5,227.1	0	—	0	—	1	4.7

Focused Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Thomas McKissick	X
N. John Snider	X*

*	As of March 31, 2006, Mr. Snider owned between $100K and $500K in shares of the Focused Equities Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas McKissick	1	104.4	1	8.0	56	5,227.1	0	—	0	—	1	—
N. John Snider	1	104.4	1	8.0	56	5,227.1	0	—	0	—	1	—

Growth Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
R. Brendt Stallings	X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
R. Brendt Stallings	3	$140.3	6	$269.0	26	$737.5	0	—	1	$6.6	2	$489.1

Growth Insights Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Robert Park	X
Michael P. Reilly*	X
Anthony Valencia	X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Park	0	—	0	—	0	—	0	—	0	—	0	—
Michael P. Reilly*	0	—	0	—	0	—	0	—	0	—	0	—
Anthony Valencia	0	—	0	—	0	—	0	—	0	—	0	—

*	Mr. Reilly was not a portfolio manager as of October 31, 2005.

Large Cap Core Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jason Maxwell*	X

*	As of March 31, 2006, Mr. Maxwell owned between $100K to $500K in shares of the Large Cap Core Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jason Maxwell	0	—	1	$87.9	1	$2.9	0	—	0	—	0	—

Opportunity Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane Jaffee						X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane Jaffee	6	$2,866.7	7	$564.7	57	$2,937.3	0	—	3	$2,745.2	1	$493.7

Select Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Craig Blum					X
Stephen Burlingame		X*

*	As of March 31, 2006, Mr. Burlingame owned between $100K and $500K of the Select Equities Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Craig Blum	9	$1,995.4	5	$1,006.1	175	$14,747.6	0	—	3	$1,612.3	6	$1,376.4
Stephen Burlingame	9	$1,995.4	5	$1,006.1	175	$14,747.6	0	—	3	$1,612.3	6	$1,376.4

Small Cap Growth Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Husam H. Nazer				X*
Patrick Wong		X

*	As of March 31, 2006, Mr. Nazer owned between $100K and $500K of the Small Cap Growth Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Husam H. Nazer	2	$91.9	1	$31.0	29	$987.9	0	—	0	—	3	$717.5
Patrick Wong	0	—	1	$31.0	14	$587.2	0	—	0	—	2	$587.2

Value Added Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Nicholas Galluccio						X
Susan Suvall	X				X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas Galluccio	7	$1,878.1	7	$833.1	47	$3,093.9	0	—	2	$47.3	7	$790.1
Susan Suvall	7	$1,878.1	7	$833.1	47	$3,093.9	0	—	2	$47.3	7	$790.1

Value Opportunities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Nicholas Galluccio						X
Susan Suvall				X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas Galluccio	7	$788.1	7	$833.1	47	$3,093.9	0	—	2	$47.3	7	$790.1
Susan Suvall	7	$788.1	7	$833.1	47	$3,093.9	0	—	2	$47.3	7	$790.1

Core Fixed Income Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Mark Attanasio	X*
Philip Barach					X
Jeffrey Gundlach	X*

*	As of March 31, 2006, Messrs. Attanasio and Gundlach each owned between $100K and $500K in shares of the Core Fixed Income Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark Attanasio	0	—	18	$1,116.4	15	$2,423.5	0	—	2	$372.9	0	—
Philip Barach	3	$643.3	9	$1,547.2	85	$21,817.3	0	—	1	$152.0	7	$3,206.9

High Yield Bond Fund

Portfolio Manager	None	$1 to $ 10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
John Fekete			X*
James Hassett			X*

*	As of March 31, 2006, Messrs. Fekete and Hassett each owned between $50K and$100K of the High Yield Bond Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Fekete	0	—	0	—	0	—	0	—	0	—	0	—
James Hassett	0	—	7	$659.9	15	$2,423.5	0	—	2	$372.9	0	—

Short Term Bond Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Philip Barach	X*
Jeffrey Gundlach	X*

*	As of March 31, 2006, Messrs. Barach and Gundlach each owned between $100K and $500K in shares of the Short Term Bond Fund

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Philip Barach	3	$623.7	9	$1,547.2	85	$21,817.3	0	—	1	$152.0	7	$3,206.9
Jeffrey Gundlach	3	$623.7	9	$1,547.2	85	$21,817.3	0	—	1	$152.0	7	$3,206.9

Total Return Bond Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Philip Barach	X*
Jeffrey Gundlach					X

*	As of March 31, 2006, Mr. Barach owned between $100K and $500K in shares of the Total Return Bond Fund.

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Philip Barach	3	$321.6	9	$1,547.2	85	$21,817.3	0	—	1	$152.0	7	$3,206.9
Jeffrey Gundlach	3	$321.6	9	$1,547.2	85	$21,817.3	0	—	1	$152.0	7	$3,206.9

Emerging Markets Income Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Luz Padilla	X
Nathan Sandler	X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Luz Padilla	0	—	8	$1,334.9	7	$197.1	0	—	2	$628.3	1	$199.5
Nathan Sandler	0	—	8	$1,334.9	7	$197.1	0	—	2	$628.3	1	$199.5

Portfolio Managers Compensation

The portfolio managers of Société Générale Asset Management International Ltd. (“SGAMI”) are generally compensated through a combination of base salary and discretionary bonus. The base salaries are compared to that of the market. The discretionary bonuses are based on investment performance over one and three year periods.

SGAMI’s portfolio managers may also participate in a long term incentive plan under which they are awarded phantom shares in SGAMI which value is linked to SGAMI’s company financial performance out to 2009/2010.

The portfolio managers of SG Asset Management (Singapore) Ltd. (“SG Singapore”) are compensated through a combination of base salary and discretionary bonus. The discretionary bonus is directly linked to investment performance and SG Singapore’s financial performance.

Asia Pacific Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Winson Fong	X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Winson Fong	0	—	2	$28.0	1	$53.0	0	—	0	—	0	—

Emerging Markets Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
James Syme	X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James Syme	0	—	10	$518.0	0	—	0	—	1	$73.0	0	—

Global Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Michel Menigoz	X

(a)(1) Portfolio manager(s)

(a)(2) For each person identified in column (a)(1), provide number of other accounts of the Advisor managed by the person within

each category below and the total assets in

the accounts managed within each category below

							(a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michel Menigoz	0	—	4	$459.0	4	$194	0	—	0	—	0	—

Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to a Fund. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds.

DISTRIBUTION OF COMPANY SHARES

TCW Brokerage Services (“Distributor”) 865 South Figueroa Street, Los Angeles, CA 90017 serves as the nonexclusive distributor of each class of the Company’s shares pursuant to an Amended and Restated Distribution Agreement (“Distribution Agreement”) with the Corporation which is subject to approval by the Board. The Distribution Agreement is terminable without penalty, on not less than 60 days’ notice, by the Corporation’s Board of Directors, by vote of holders of a majority of the Corporation’s shares, or by the Distributor. The Distributor retains no compensation from the Corporation. The Distributor is affiliated with the Advisor.

The Corporation offers three classes of shares: Institutional Class or Class I shares, Class N or Investor Class shares and Class K or Advisor Class shares. Class I shares are offered primarily for direct investment by investors and the LifePlan Funds. Class N shares are offered through firms which are members of the National Association of Securities Dealers, Inc. (“NASD”), and which have dealer agreements with the Distributor and other financial intermediaries. Class K shares of certain Funds may be offered through institutional channels such as retirement plans and financial intermediaries.

The Corporation has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (“Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

The Corporation also has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) with respect to the Class N and Class K shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N or Class K shares for distribution and related services. For the fiscal year ended October 31, 2005, the Corporation’s Class N shares paid $5,949,000 in the aggregate and the Corporation’s Class K shares paid $10,000 in the aggregate. Payments were made to firms that are members of the NASD and third party administrators for distribution and related services. Under the terms of the Distribution Plan, services which a firm will provide may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class N or Class K shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other sales charges.

The Distribution Plan provides that it may not be amended to materially increase the costs which Class N or Class K shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Class N or Class K, and by vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan was initially approved by the Corporation’s Board of Directors on December 17, 1998 and provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class’ shares outstanding as of [                    ], 2006. A shareholder who beneficially owns 25% or more of a Fund is presumed to “control” that Fund and such shareholders will be able to affect the outcome of matters presented for a vote of that Fund’s shareholders.

Class I

Diversified Value Fund

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07162

(56.09%) owned by record

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(8.51%) owned of record

Dividend Focused Fund

PFPC Inc. FBO Customers

760 Moore Rd.

King of Prussia, PA 19406

(38.55%) owned of record

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(30.99%) owned of record

IBEW Pension Benefit Trust

5735 Elizabeth St.

St. Louis, MO 63110

(11.66%)

Equities Fund

Bost & Co.

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA

(21.78%)

Northern Trust Co. Custodian

The Rose Hills Foundation

P.O. Box 92956

Chicago, IL 60675

(8.32%)

Wells Fargo Bank, N.A. FBO TreeTop Inc. Pension Plan

P.O. Box 1533

Minneapolis, MN 55480

(8.32%)

City of Orlando

Employee Pension Plan

400 S. Orange Ave.

Orlando, FL 32801

(8.27%)

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(5.71%)

Focused Equities Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Growth Equities Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(41.29%)

Tifkat LP

ARCO Center

1055 W. 7th St.

Los Angeles, CA 90017

(17.08%)

Harold Frank Trust

6054 La Goleta Rd.

Santa Barbara, CA 93117

(7.17%)

Large Cap Core Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(64.96%)

Rosenblatt Family Trust

712 Ashley Rd.

Montecito, CA 93108

(5.73%)

Robert and Denise Hanisee

c/o Trust Company of the West

865 S. Figueroa St.

Los Angeles, CA 90017

(5.70%)

Estrada Pension Plan Trust

1245 Wilshire Blvd.

Los Angeles, CA 90017

(5.01%)

Opportunity Fund

Reliastar Life Insurance Co.

151 Farmington Ave.

Hartford, CT 06156

(34.67%) owned of record

Eli Broad

10900 Wilshire Blvd.

Los Angeles, CA 90624

(8.31%)

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(6.87%) owned of record

American Legion General Fund

777 N. Meridan St.

Indianapolis, IN 32246

(6.68%)

Merrill Lynch Pierce Fenner & Smith Inc. FBO Clients

4800 Deer Lake Drive East

Jacksonville, FL 32246

(6.57%) owned of record

Select Equities Fund

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07102

(28.01%) owned of record

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(17.94%) owned of record

Merrill Lynch Pierce Fenner & Smith, Inc. FBO Clients

4800 Deer Lake Drive East

Jacksonville, FL 32246

(8.22%) owned of record

NFS LLC Custodian

100 Magellan Way

Covington, KY 41015

(6.47%) owned of record

Small Cap Growth Fund

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(12.13%)

Sawmill Trust Co.

730 Second Ave.

Minneapolis, MN 55402

(9.63%)

NFS LLC

Bank of America N.A. Custodian

P.O. Box 83157

Dallas, TX 75283

(7.59%) owned of record

Plum Coulee Partnership

499 Park Avenue

New York, NY 10022

(7.21%)

Value Added Fund

NFS LLC Custodian

100 Magellan Way

Covington, KY 41015

(62.25%) owned of record

JP Morgan/Chase Custodian

The Animal Medical Center

4 New York Plaza

New York, NY 10004

(7.86%)

US Bank NA Trustee

P.O. Box 1787

Milwaukee, WI 53201

(7.75%) owned of record

Value Opportunities Fund

NFS LLC Custodian

100 Magellan Way

Covington, KY 41015

(15.22%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(11.14%) owned of record

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07102

(9.70%) owned of record

State Street Bank & Trust Co. FBO Clients

105 Rosemont Rd.

Westwood, MA 02090

(6.51%) owned of record

Vanguard Fiduciary Trust Company FBO

BASF Employee Savings Plan

P.O. Box 2600

Valley Forge, PA 19482

(5.90%)

Core Fixed Income Fund

Union Bank Trust Nominee

Cedars Sinai Medical Center

P.O. Box 85484

San Diego, CA 92186

(19.25%)

Bank of America N.A. Trustee

Philadelphia Suburban Pension Plan

P.O. Box 83175

Dallas, TX 75283

(5.99%)

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(5.27%)

Ferry Family Charitable Foundation

1800 Century Park E.

Los Angeles, CA 90007

(5.04%)

High Yield Bond Fund

City of Tallahassee

City Hall

Tallahassee, FL 32301

(15.19%)

First Insurance Company of Hawaii

c/o Conning Asset Management Co.

700 Market Street

St. Louis, MO 63101

(13.89%)

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(6.25%) owned of record

National Investor Services FBO Customers

55 Water St.

New York, NY 10041

(5.35%) owned of record

Money Market Fund

Saxon & Co.

P.O. Box 7780-1888

Philadelphia, PA 19182

(35.91%) owned of record

The TCW Group, Inc.

865 S. Figueroa St.

Los Angeles, CA 90017

(20.08%)

Bost & Co.

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(7.96%)

SG Americas Securities LLC

1221 Avenue of the Americas

New York, NY 10020

(7.15%) owned of record

Short Term Bond Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(97.54%)

Total Return Bond Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(18.49%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(9.55%) owned of record

Bost & Co.

Mutual Fund Operations

P.O. Box 15230

Pittsburgh, PA 15230

(8.78%)

Mac & Co

Mutual Fund Operations

P.O. Box 15230

Pittsburgh, PA 15230

(7.06%)

Patterson & Co. FBO Knights of Columbus

1525 West Harris Blvd.

Charlotte, NC 28288

(6.61%)

PFPC, Inc. FBO Customers

760 Moore Rd.

King of Prussia, PA 19406

(5.14%) owned of record

Asia Pacific Equities Fund

SGAM Finance

2 Place dela Coupole

92078 Paris La Defense Cedex

France

(96.29%)

Emerging Markets Equities Fund

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(31.96%)

Sompo Japan Asset Management Co., Ltd.

4 Otemachi I-Chome Chiyoda-Ku

Tokyo, Japan 100-0004

(31.17%)

Gerald Gibson Trust

P.O. Box 519

Seagoville, TX 75159

(5.24%)

Emerging Markets Income Fund

Suisse National Accident Insurance

P.O. Box 4358

6002 Lucerne

Switzerland

(17.48%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(12.75%) owned of record

City of Tallahassee

City Hall

Tallahassee, FL 32301

(7.66%)

Citizens Banking Co.

36 E. Seminary St.

Norwalk, OH 44837

(5.25%)

Global Equities Fund

NFS LLC

The Northern Trust Co. Custodian

P.O. Box 92956

Chicago, IL 60675

(35.26%)

Buck Foundation

666 Camino Aguajito

Monterey, CA 93940

(28.20%)

City of Orlando

Employee Pension Plan

400 S. Orange Ave.

Orlando, FL 32801

(15.98%)

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(8.44%)

Class N

Diversified Value Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(25.82%)

Dividend Focused Fund

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(21.42%) owned of record

Equities Fund

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(57.94%) owned of record

Dannenbaum Engineering Corp. Employee Stock Ownership Trust

3100 W. Alabama St.

Houston, TX 77098

(11.91%)

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(8.82%) owned of record

Focused Equities Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(90.70%)

Edford & Ruth Shannon Trust

14081 Summit Dr.

Whittier, CA 90602

(6.99%)

Growth Equities Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Growth Insights Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(79.40%)

Beatrice B. Trust

c/o Trust Company of the West

865 S. Figueroa St.

Los Angeles, CA 90017

(19.58%)

Large Cap Core Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(89.76%)

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(10.24%)

Opportunity Fund

PFPC Inc. FBO Customers

760 Moore Rd.

King of Prussia, PA 19406

(14.74%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(9.98%) owned of record

IMS & Co. FBO Customers

P.O. Box 3865

Englewood, CO 80155

(7.82%) owned of record

Select Equities Fund

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(32.92%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(19.57%) owned of record

Citigroup Global Markets Inc. FBO Customers

333 W. 34th St.

New York, NY 10001

(6.57%) owned of record

Small Cap Growth Fund

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(62.62%) owned of record

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07162

(22.73%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(9.25%) owned of record

Value Added Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Value Opportunities Fund

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(27.47%) owned of record

New York Life Trust Company

169 Lackawanna Ave.

Parsippany, NJ 07054

(18.93%) owned of record

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07102

(8.37%) owned of record

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(7.04%) owned of record

Core Fixed Income Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(62.62%)

The TCW Group, Inc.

865 S. Figueroa St.

Los Angeles, CA 90017

(30.35%)

High Yield Bond Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(56.53%)

FTC & Co. FBO Clients

P.O. Box 17373

Denver, CO 80217

(16.97%) owned of record

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(10.10%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(7.88%) owned or record

Total Return Bond Fund

Charles Schwab & Co., Inc.

101 Montgomery St.

San Francisco, CA 94104

(31.12%) owned of record

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(31.11%)

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(12.10%) owned of record

Emerging Markets Income Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Global Equities Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

LifePlan Conservative Fund

LifePlan Moderate Fund

LifePlan Aggressive Fund

LifePlan Global Balanced Aggressive Fund

Class K (Advisor Class)

Equities Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Opportunity Fund

Hartford Life Insurance Co. Separate Account

P.O. Box 2999

Hartford, CT 06104

(66.92%) owned of record

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(27.11%) owned of record

Select Equities Fund

ING Life Insurance and Annuity Co.

151 Farmington Ave.

Hartford, CT 06156

(46.94%) owned of record

Reliastar Life Insurance Co.

151 Farmington Ave.

Hartford, CT 06156

(30.52%) owned of record

Hartford Life Insurance Co. Separate Account

P.O. Box 2999

Hartford, CT 06104

(14.73%) owned of record

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(5.29%) owned of record

Value Added Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Value Opportunities Fund

Hartford Life Insurance Co. Separate Account

P.O. Box 2999

Hartford, CT 06104

(82.79%) owned of record

ING Life Insurance and Annuity

151 Farmington Ave.

Hartford, CT 06156

(11.78%) owned of record

ADMINISTRATION AGREEMENT

Investors Bank & Trust Company (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Corporation, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring the Corporation’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Corporation; and preparing the Corporation’s Form N-SAR. The Administrator receives an accounting and administration fee based on the combined assets of the Corporation and TCW Strategic Income Fund, Inc. as follows: 0.065% of the first $3 billion in assets; 0.02% of the next $2 billion in assets; and 0.0175% thereafter. For the fiscal years ended October 31, 2005, 2004 and 2003, the Administrator received accounting and administration fees of $3,609,000; $3,544,000; and $2,883,000, respectively.

CODE OF ETHICS

The Advisor and Distributor are subject to the Code of Ethics with respect to investment transactions in which the Advisor’s officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be held by the Corporation. The Code of Ethics contains several restrictions and procedures designed to eliminate conflicts of interest including: (1) pre-clearance of non-exempt personal securities transactions; (2) quarterly reporting of personal securities transactions; (3) a prohibition against acquiring a security in an initial public offering, entering into uncovered short sales and writing uncovered options; (4) a ten day “black out period” prior or subsequent to a client transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a client of such manager; (5) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities, within 60 calendar days; (6) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction; (7) a prohibition of the purchase of securities offered in a hedge fund, other private placement or limited offering (other than certain TCW-sponsored offerings) except with prior approval of designated officers; (8) a prohibition of a purchase, without prior disclosure to a designated officer, on behalf of a client through a private placement of a security of an issuer or its affiliate, if a member of the department purchasing the security has a beneficial interest in the issuer or affiliate; (9) a prohibition of acquiring any third party mutual fund advised or sub-advised by TCW; and (10) limitations on specified trading, redemption, and reallocation practices involving the TCW Funds and the TCW Profit Sharing and Savings Plan. The Code of Ethics also contains the following policies:

1. A policy statement on insider trading that provides generally that no officer, director or employee of TCW (1) may buy or sell a security either for themselves or others while in possession of material non-public information about the company, or (2) communicate material, non-public information to others who have no official need to know. The policy statement provides guidance about what is material non-public information, lists common examples of situations in which TCW personnel could obtain that information, and describes TCW’s procedures regarding securities maintained on its “Restricted Securities List” and for establishing Chinese Walls. It also identifies parties to contact for questions in connection with the requirements of the policy statement.

2. A policy governing gifts, payments and preferential treatment, that includes an approval process for specific categories of gifts and entertainment provided to TCW employees.

3. A policy governing an employee’s activities outside of their employment with TCW, including outside employment, service as a director or in a similar capacity, fiduciary appointments, participation in public affairs and service as treasurer of clubs, churches and lodges.

4. A policy on political activities and contributions, containing general rules governing contributions and solicitation, responsibility of individuals for personal contribution limits, pre-clearance of certain contributions to state and local candidates, and rules for political activities on TCW premises and for using TCW resources.

5. A policy containing confidentiality requirements.

Certain of the procedures listed above contain exceptions under specific circumstances. In addition, the Advisor’s Code of Ethics provides both for different compliance procedures in certain circumstances and that exemptive relief may be given from certain of its requirements, upon application.

PROXY VOTING GUIDELINES

The following information is a summary of the proxy voting guidelines of the Advisor. The Board of Directors of the Corporation has delegated the Corporation’s proxy voting authority to the Advisor except for with respect to the LifePlan Funds. The LifePlan Funds, in their capacity as a shareholder of the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the LifePlan Funds will vote their shares in the Underlying Fund in the same proportion as the vote of all other shareholders in the Underlying Fund, unless the Board authorizes the Advisor, on behalf of the LifePlan Funds, to vote in some other manner.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Corporation’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Corporation, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Corporation’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Corporation’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for the Corporation’s proxy voting record, it will send the information disclosed in the Corporation’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Corporation also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

TCW INVESTMENT MANAGEMENT COMPANY

SUMMARY OF PROXY VOTING GUIDELINES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”). The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. The Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations.

Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

Overrides and Conflict Resolution

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, she may elect to convene the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined hereunder to be cast either in favor or against, then TCW will vote accordingly. On the other hand, if a potential conflict of interest arises, and there is no predetermined vote, such vote is to be decided on a case-by-case basis or if the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship is deemed material to TCW. In making this determination, a conflict of interest will not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW’s total assets under management. If such a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast.

Second, a potential conflict of interest may arise because an employee of TCW sits on the Board of a public company. The Proxy Specialist is on the distribution list for an internal chart that shows any Board seats in public companies held by TCW personnel. If the Proxy Specialist confirms that such Board member is not the portfolio manager and, that the portfolio manager has not spoken with such Board member, then such conflict of interest will not be deemed to be material. If, on the other hand, either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities. The vote by the Proxy Committee will be documented.

Third, a potential conflict of interest may arise if the issuer is an affiliate of TCW. It is currently not anticipated that this would be the case, but if this were to arise TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast.

Finally, if any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an outside service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an outside service, that outside service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or an outside service will maintain any documentation related to an identified material conflict of interest.

TCW or an outside service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an outside service will store such records at its principal office.

International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	For changing the company name

•	For approving other business

•	For adjourning the meeting

•	For technical amendments to the charter and/or bylaws

•	For approving financial statements

Capital Structure

•	For increasing authorized common stock

•	For decreasing authorized common stock

•	For amending authorized common stock

•	For the issuance of common stock, except against if the issued common stock has superior voting rights

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For decreasing authorized preferred stock

•	For canceling a class or series of preferred stock

•	For amending preferred stock

•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders

•	For eliminating preemptive rights

•	For creating or restoring preemptive rights

•	Against authorizing dual or multiple classes of common stock

•	For eliminating authorized dual or multiple classes of common stock

•	For amending authorized dual or multiple classes of common stock

•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	For merging with or acquiring another company

•	For recapitalization

•	For restructuring the company

•	For bankruptcy restructurings

•	For liquidations

•	For reincorporating in a different state

•	For a leveraged buyout of the company

•	For spinning off certain company operations or divisions

•	For the sale of assets

•	Against eliminating cumulative voting

•	For adopting cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For amending director liability provisions

•	Against indemnifying directors and officers

•	Against amending provisions concerning the indemnification of directors and officers

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights

•	For non-technical amendments to the company’s by laws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board

•	Against amending a classified board

•	For repealing a classified board

•	Against ratifying or adopting a shareholder rights plan (poison pill)

•	Against redeeming a shareholder rights plan (poison pill)

•	Against eliminating shareholders’ right to call a special meeting

•	Against limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating shareholders’ right to act by written consent

•	Against limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing a supermajority vote provision to approve a merger or other business combination

•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction

•	For eliminating a supermajority vote provision to approve a merger or other business combination

•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against establishing a fair price provision

•	Against amending a fair price provision

•	For repealing a fair price provision

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	For opting out of a state takeover statutory provision

•	Against opt into a state takeover statutory provision

Compensation

•	For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Case-by-case on assuming stock incentive plans

•	For adopting a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•	For amending a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•	For adding shares to a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements

•	For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting a stock award plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan for non-employee directors, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

•	For adding shares to a stock award plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For approving an annual bonus plan

•	For adopting a savings plan

•	For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 15% of the outstanding common equity

•	For adopting a deferred compensation plan

•	For approving a long-term bonus plan

•	For approving an employment agreement or contract

•	For amending a deferred compensation plan

•	For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)

•	For amending an annual bonus plan

•	For reapproving a stock option plan or bonus plan for purposes of OBRA

•	For amending a long-term bonus plan

•	Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Against requiring a majority vote to elect directors

•	Against requiring the improvement of annual meeting reports

•	Against changing the annual meeting location

•	Against changing the annual meeting date

•	Against asking the board to include more women and minorities as directors.

•	Against seeking to increase board independence

•	Against limiting the period of time a director can serve by establishing a retirement or tenure policy

•	Against requiring minimum stock ownership by directors

•	Against providing for union or employee representatives on the board of directors

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	For increasing the independence of the nominating committee

•	For creating a nominating committee of the board

•	Against urging the creation of a shareholder committee

•	Against asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors

•	Against asking that a lead director be chosen from among the ranks of the non-employee directors

•	For adopting cumulative voting

•	Against requiring directors to place a statement of candidacy in the proxy statement

•	Against requiring the nomination of two director candidates for each open board seat

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	For eliminating supermajority provisions

•	For reducing supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting

•	For restoring shareholders’ right to act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Against restricting executive compensation

•	For enhance the disclosure of executive compensation

•	Against restricting director compensation

•	Against capping executive pay

•	Against calling for directors to be paid with company stock

•	Against calling for shareholder votes on executive pay

•	Against calling for the termination of director retirement plans

•	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria

•	Against seeking shareholder approval to reprice or replace underwater stock options

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	For creating a compensation committee

•	Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

•	For increasing the independence of the compensation committee

•	For increasing the independence of the audit committee

•	For increasing the independence of key committees

Social Issue Proposals

•	For asking the company to develop or report on human rights policies

•	For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting

•	Against asking the company to limit or end operations in Burma

•	For asking management to review operations in Burma

•	For asking management to certify that company operations are free of forced labor

•	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

•	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

•	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets

•	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems

•	Against asking management to report on the company’s foreign military sales or foreign offset activities

•	Against asking management to limit or end nuclear weapons production

•	Against asking management to review nuclear weapons production

•	Against asking the company to establish shareholder-designated contribution programs

•	Against asking the company to limit or end charitable giving

•	For asking the company to increase disclosure of political spending and activities

•	Against asking the company to limit or end political spending

•	For requesting disclosure of company executives’ prior government service

•	Against requesting affirmation of political nonpartisanship

•	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting

•	Against severing links with the tobacco industry

•	Against asking the company to review or reduce tobacco harm to health

•	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting

•	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report

•	Against asking the company to take action on embryo or fetal destruction

•	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting

•	For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

•	Against asking management to endorse the Ceres principles

•	For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

•	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum

•	For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

•	For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

•	Against asking the company to preserve natural habitat

•	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

•	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions

•	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

•	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

•	For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

•	Against asking management to drop sexual orientation from EEO policy

•	Against asking management to adopt a sexual orientation non-discrimination policy

•	For asking management to report on or review Mexican operations

•	Against asking management to adopt standards for Mexican operations

•	Against asking management to review or implement the MacBride principles

•	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles

•	For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

•	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions

•	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

DETERMINATION OF NET ASSET VALUE

As discussed in the Prospectus, the Corporation will not calculate the net asset value of the Funds on certain holidays, weekends and when there is no activity in a Fund’s shares. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected.

A Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The assets of each LifePlan Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values.

HOW TO BUY AND REDEEM SHARES

Shares in a Fund may be purchased and redeemed in the manner described in the Prospectus and in this Statement of Additional Information.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries have contracted with the Distributor to perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Corporation. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees, a portion of which may be paid by the Funds.

Purchases Through Broker-Dealers and Financial Organizations

Shares of the Funds may be purchased and redeemed through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemption’s of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

Distributions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of one Fund for shares of another Fund (subject to receipt of any required state securities law clearances with respect to certain Funds in the shareholder’s state of residence). An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See “Distributions and Taxes” below.

The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. The Corporation reserves the right to reject any exchange request.

As described in the Prospectus, the exchange privilege may be terminated or revised by the Corporation.

PURCHASES-IN-KIND

The Funds may, at the sole discretion of the Advisor, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.

DISTRIBUTIONS AND TAXES

Each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund that is a regulated investment company and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. However, a Fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, a Fund will be subject to United States corporate income tax (and possibly state or local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement.

To qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a Fund must: (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies, and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets is represented by cash items, U.S. Government Securities and other securities, limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities) or in the securities of two or more issuers (other than U.S. Government Securities) which the Fund controls (i.e., holds at least 20% of the combined voting power) and which are engaged in the same or similar trades or businesses or related trades or businesses or in the securities of certain publicly traded partnerships.

If a Fund invests in foreign currency or forward foreign exchange contracts, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for purposes of the 90% gross income test described in clause (a) above, although regulations may require that such gains are directly related to the Fund’s principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, each Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject a Fund to special provisions of the Internal Revenue Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to a Fund, and may defer Fund losses. These rules also (a) could require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed at the tax rate applicable to ordinary income.

As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder’s gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one Fund or securities for shares in a Fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

Any loss realized on the disposition by a shareholder of its shares in a Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

Any realized gains will be distributed as described in the Prospectus. See “Distributions and Taxes” in the Prospectus. Distributions of long-term capital gains (“capital gain dividends”), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Fund’s prior taxable year. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividend interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

None of the LifePlan Funds will be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such LifePlan Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a LifePlan Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the LifePlan Fund. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund of funds structure by the LifePlan Funds could therefore affect the amount, timing and character of distributions to shareholders. The LifePlan Funds will also not be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).

A Fund (and in the case of the LifePlan Funds, the Underlying Funds) may be subject to taxes in foreign countries in which each invests. If such a Fund invests in an entity which is classified as a “passive foreign investment company” (“PFIC”) for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to the shareholders of the Fund. It is not anticipated that any taxes at the Fund level with respect to investments in PFICs will be significant. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

In computing its net taxable (and distributable) income and/or gains, a Fund may choose to take a dividend paid deduction for a portion of the proceeds paid to redeeming shareholders. This method (sometimes referred to as “equalization”) would permit the Fund to avoid distributing to continuing shareholders taxable dividends representing earnings included in the net asset value of shares redeemed. Using this method will not affect the Fund’s total return. Since there are some unresolved technical tax issues relating to use of equalization by a Fund, there can be no assurance that the Internal Revenue Service will agree with the Fund’s methodology and/or calculations which could possibly result in the imposition of tax, interest or penalties on the Fund.

Under the Internal Revenue Code, a nondeductible excise tax of 4% is imposed on a Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that calendar year and at least 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to “backup withholding,” then the shareholder may be subject to a 28% “backup withholding” tax with respect to: (a) taxable dividends and distributions, and, (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his social security number. The 28% “backup withholding” tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax under provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisors. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and these Regulations are subject to change by legislative or administrative action.

Each shareholder will receive annual information from its Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisors with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in a Fund.

INVESTMENT RESULTS

From time to time, the Corporation may quote the performance of a Fund in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in other published material.

Each Fund’s total return may be calculated on an “average annual total return” basis, and may also be calculated on an “aggregate total return” basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for the Funds will be computed according to a formula prescribed by the SEC. The formula for an average annual total return can be expressed as follows:

P(1+T)n=ERV

Where:

P	=	hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods or the life of the Fund

The formula for calculating aggregate total return can be expressed as follows:

Aggregate	Total Return

The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund’s net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

In addition, the Corporation may quote its after tax total return.

After-Tax Pre Liquidation Calculations

•	To calculate Total Return

TR	=	{EMV} - 1
{BMV}

•	To calculate the Ending Market Value

EMV =	{BMV + S RS} * ENAV
{BNAV }

BMV =	$1,000

BS =	BMV
BNAV

•	To calculate Reinvested Shares

RS1	PTDD
EXNAV (or RP)

PTDD = S All TTDD

TTDD    (BS * TTDPS) * (1 - Tax Rate)

Repeat this calculation for the following applicable tax types: OI, ST, MT, LT, ROC, Non Tax.

For OI tax type, apply the following calculation to include Benefit of FTC

(BS*OIDPS) -[(((BS*OIDPS) + (BS*FTC per share))*

(OI Tax Rate) - (BS* FTC per share)]

*  Apply the applicable tax rate in the year that the distribution event occurred.

Where:

TR	=	total return

EMV	=	ending market value

BMV	=	beginning market value

BNAV	=	beginning NAV

ENAV	=	ending NAV

RS	=	reinvested shares

RSn	=	reinvested shares per event

BS	=	beginning shares

DPS	=	distribution per share

DD	=	distribution dollars

EXNAV	=	ex date NAV

RP	=	reinvest price

PTDD	=	post tax distribution

TTDD	=	tax type distribution dollars

TTDPS	=	Tax type distribution per share

n	=	length of time in years

ST	=	short term

MT	=	mid term

LT	=	long term

ROC	=	return on capital

OI	=	ordinary income

FTC	=	foreign tax credit

After-Tax Post Liquidation Calculations

The Post Liquidation Calculation is essentially the After-Tax Pre Liquidation Calculation that reflects the additional tax liability of the shareholder selling all of their shares at the end of the performance period. After-Tax Liquidation Returns reflect the impact of capital gains or losses associated with redemption of the shares.

A Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund’s performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Performance Rankings

Comparative performance information may be used from time to time in publishing information about the Corporation’s shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc., Morningstar, Inc. or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron’s, Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. The performance of the Fund’s classes of shares may be compared in publications to the performance of various market indices or other investments and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Fund and its classes of shares may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund ratings services, and the Fund may use evaluations published by nationally recognized independent services and publications. Any given performance comparison should not be considered representative of the Fund’s performance for any future period.

In advertising and sales literature the Fund and its classes of shares may publish various statistics describing its investment portfolio including, but not limited to, the Fund’s average Price to Book or Price to Earning ratios, beta, alpha, R-squared or standard deviation.

SHARES AND VOTING RIGHTS

The Funds offer three classes of shares: Class I shares, Class N shares and Class K (or Advisor Class shares). The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the

Distribution Plan. Shares of each class of a Fund represents an equal proportionate share in the assets, liabilities, income and expenses of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees imposed under the Distribution Plan. The Advisor Class shares are offered at current net asset value but are also subject to distribution or service fees imposed under the Distribution Plan and an administrative fee. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share has one vote and fractional shares have fractional votes. As a Maryland corporation, the Corporation is not required to hold an annual shareholder meeting in any year in which the selection of directors is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect or remove directors if requested by the holders of ten percent of the Corporation’s outstanding shares. All shareholders of the Funds will vote together with all other shareholders of the Funds and with all shareholders of all other funds that the Corporation may form in the future on all matters affecting the Corporation, including the election or removal of directors. For matters where the interests of separate Funds or classes of a Fund are not identical, the matter will be voted on separately by each affected Fund or class.

For matters affecting only one Fund or class of a Fund, only the shareholders of that Fund or class will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Corporation will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Corporation elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Corporation will either mail the material as requested or submit the material to the Securities and Exchange Commission for a determination that the mailing of the material would be inappropriate.

TRANSFER AGENT AND CUSTODIANS

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Corporation. Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, serves as custodian for the Corporation. Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004; Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260; and The Bank of New York, 101 Barclay Street, New York, New York 10286 act as limited custodians under the terms of certain repurchase and futures agreements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, California 90071-3462

LEGAL COUNSEL

Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006-2401

FINANCIAL STATEMENTS

[To Be Provided]

APPENDIX A

Description of S&P and Moody’s Ratings

S&P

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fixed income securities rated AAA, AA, A and BBB are considered investment grade.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- Rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

A-1

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed income securities which are rated Aaa, Aa, A and Baa are considered investment grade.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-2

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)(1)	Form of Articles of Incorporation. -- /1/, /17/

(a)(2)	Form of Articles of Amendment. -- /2/, /17/

(a)(3)	Form of Articles Supplementary. -- /3/, /17/

(a)(4)	Form of Articles Supplementary. -- /4/, /17/

(a)(5)	Form of Articles Supplementary. -- /5/, /17/

(a)(6)	Form of Articles of Amendment. -- /6/

(a)(7)	Form of Articles of Amendment. -- /9/

(a)(8)	Form of Articles of Amendment. -- /9/

(a)(9)	Form of Articles Supplementary. -- /9/

(a)(10)	Form of Articles Supplementary. -- /12/

(a)(11)	Form of Articles Supplementary. -- /14/

(a)(12)	Form of Articles of Amendment. -- /14/

(a)(13)	Form of Articles Supplementary. -- /15/

(a)(14)	Form of Articles of Amendment. -- /16/

(a)(15)	Form of Articles of Amendment. -- /18/

(a)(16)	Form of Articles of Amendment. -- /19/

(a)(17)	Form of Articles Supplementary. -- /20/

(a)(18)	Form of Articles of Amendment. -- /20/

(a)(19)	Form of Articles of Amendment. -- /21/

(a)(20)	Form of Articles Supplementary. -- /22/

(a)(21)	Form of Articles Supplementary. -- /24/

(a)(22)	Form of Articles Supplementary. -- /26/

(a)(23)	Form of Articles of Amendment. -- /27/

(a)(24)	Form of Articles Supplementary. -- /29/

(b)(1)	Bylaws. -- /1/, /17/

(b)(2)	Amendment No. 1 to By-laws. -- /11/

(b)(3)	Amendment No. 2 to By-laws. -- /17/

(b)(4)	Amendment No. 3 to By-laws. -- /23/

(c)	Not Applicable.

(d)(1)	Form of Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Funds Management, Inc. -- /9/

(d)(2)	Form of Amendment No. 1 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.). -- /12/

(d)(3)	Form of Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International, Limited. -- /7/

(d)(4)	Form of Addendum to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. -- /8/

(d)(5)	Form of Amendment No. 1 to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. -- /11/

(d)(6)	Form of Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.). -- /14/

(d)(7)	Form of Amendment No. 1 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. -- /17/

(d)(8)	Form of Sub-Advisory Agreement between TCW Investment Management Company and Société Générale Asset Management International Ltd. -- /19/

(d)(9)	Form of Sub-Advisory Agreement between TCW Investment Management Company and SGY Asset Management (Singapore) Ltd. -- /19/

(d)(10)	Form of Amendment No. 2 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. -- /20/

(d)(11)	Form of Amendment No. 3 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. -- /22/

(d)(12)	Form of Amendment No. 4 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. -- /26/

(d)(13)	Form of Amendment No. 5 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. -- /29/

(d)(14)	Form of Amendment No. 6 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. -- to be filed by amendment

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and TCW Brokerage Services. -- /9/

(e)(2)	Form of Dealer Agreement. -- /21/

(f)	Not Applicable.

(g)(1)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company. -- /9/

(g)(1)(a)	Form of Amendment No. 1 to Appendix A to the Custodian Agreement between Registrant and Investors Bank and Trust Company. -- /17/

(g)(2)	Form of Delegation Agreement between Registrant and Investors Bank & Trust Company. -- /9/

(h)(1)	Form of Transfer Agency Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC. -- /26/

(h)(2)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company. -- /9/

(h)(2)(a)	Form of Amendment No. 1 to Appendix A to the Administration Agreement between Registrant and Investors Bank & Trust Company. -- /16/

(h)(3)	Form of Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company. -- /9/

(h)(3)(a)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. -- /17/

(i)	Opinion of Counsel. -- to be filed by amendment

(j)	Consent of Deloitte & Touche LLP -- not applicable

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Form of Registrant’s Class N Shares Distribution Plan. -- /9/

(n)	Not Applicable.

(o)	Form of Amended and Restated Plan Pursuant to Rule 18f-3. -- /17/

(p)	Code of Ethics. -- /12/

(p)(1)	Amendment to Code of Ethics. -- /21/

(p)(2)	Amended Code of Ethics. -- /22/

(p)(3)	Amended Code of Ethics. -- /25/

(p)(4)	Amendment to Code of Ethics. --/28/

(q)	Powers of Attorney. -- /11/, /16/, /19/, /20/

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.

2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.
4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.
5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.
6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 2, 1998.
7.	Incorporated herein by reference to Registrant’s Registration Statement filed on December 21, 1995.
8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997.
9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.
10.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.
11.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.
12.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.
13.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.
14.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.
15.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 6, 2001
16.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 27, 2001
17.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.
18.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 12, 2002
19.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2003.
20.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 17, 2003.
21.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2004.
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2004.
23.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2004.
24.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.
25.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 2005.
26.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 23, 2005.
27.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2005.
28.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2006.
29.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 8, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant.

TCW Investment Management Company (the “Adviser”) (previously named TCW Funds Management, Inc.) is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Adviser by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale Asset Management, S.A., France’s second largest public bank.

Item 25. Indemnification.

Under Article Eight, Section (9) of the Company’s Articles of Incorporation, filed as Exhibit 1.1, directors and officers of the Company will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Company’s Bylaws, previously filed as Exhibit 2.1.

Insofar as indememnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

In addition to the Funds, the Adviser serves as investment adviser or sub-adviser to a number of open- and closed-end management investment companies that are registered under the 1940 Act and to a number of foreign investment companies. The list required by this Item 26 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Advisers Act.

Item 27. Principal Underwriters.

(a)	None.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Robert D. Beyer	Director	None

Michael E. Cahill	Director	Senior Vice President, General Counsel and Assistant Secretary

William C. Sonneborn	Director	None

Charles W. Baldiswieler	President	Senior Vice President

Philip K. Holl	Senior Vice President & Secretary	Secretary

Johnson P. So	Chief Financial Officer & Assistant Treasurer	None

*	The principal business address is 865 South Figueroa Street, Los Angeles, CA 90017

(c)	None.

Item 28. Location of Accounts and Records.

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of:

Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records

31a-l(b)(2)(c)	N/A

31a-l(b)(2)(d)	Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116

31a-l(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company 65 South Figueroa Street Los Angeles, CA 90017

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 15th day of August, 2006.

TCW FUNDS, INC.

By:	/s/ Philip K. Holl
Philip K. Holl
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Chairman and Director	August 15, 2006

Patrick C. Haden

*	Director	August 15, 2006

Thomas E. Larkin, Jr.

*	Director	August 15, 2006

Samuel P. Bell

*	Director	August 15, 2006

Richard W. Call

*	Director	August 15, 2006

Matthew K. Fong

*	Director	August 15, 2006

John A. Gavin

*	Director	August 15, 2006

Charles A. Parker

*	Director	August 15, 2006

Marc I. Stern

/s/ David S. DeVito *	Treasurer (Principal Financial and Accounting Officer)	August 15, 2006
David S. DeVito

/s/ Alvin R. Albe, Jr. *	President (Chief Executive Officer)	August 15, 2006

Alvin R. Albe, Jr.

*By:	/s/ Philip K. Holl
Philip K. Holl
Attorney-in-Fact